SEMI
ANNUAL
REPORT

John Hancock
Declaration Trust

6.30.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



TABLE OF
CONTENTS

SECTOR FUNDS

V.A. Financial Industries Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             7

V.A. Technology Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             8

EQUITY FUNDS

V.A. Relative Value Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             7

V.A. Sovereign Investors Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                             7

INCOME FUND

V.A. Strategic Income Fund

Chairman's Message                               3
Managers' Report                                 4
A Look at Performance                            5
Growth of $10,000                                5
Fund's Investments                               6
Financial Statements                            11






SEMI
ANNUAL
REPORT

John Hancock

V.A. Financial Industries Fund

A series of John Hancock Declaration Trust

6.30.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen R. Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 7



BY JAMES K. SCHMIDT, CFA, AND THOMAS C. GOGGINS, PORTFOLIO MANAGERS

John Hancock V.A. Financial Industries Fund

MANAGERS'
REPORT

[Photos of Jim Schmidt and Tom Goggins.]

Despite improving economic and corporate fundamentals, the first half of 2002 grew increasingly more difficult for the stock market. Investor confidence fell on a steady stream of bad corporate and geopolitical news, from high-profile bankruptcies, accounting scandals and other corporate misdeeds, to increased fears about Middle East tensions and the prospects of further terrorist attacks. With the increased volatility, the Standard & Poor's 500 Index and the Nasdaq Composite Index produced losses of 13.15% and 24.84%, respectively, in the first six months of 2002.

Financial stocks continued to outperform the broad market in the period, due primarily to the strength of small and midsize regional bank stocks. They were bolstered by falling interest rates, better-than-expected news about problem loan levels, solid earnings growth, and relief that the recession appeared to be ending. With their less complicated structures and financial statements, they were also viewed as a safe haven. On the other hand, market-sensitive financial stocks, such as brokers, trust banks, life insurance companies and asset managers were hurt by the market's woes.

FUND PERFORMANCE

For the six months ended June 30, 2002, John Hancock V.A. Financial Industries Fund posted a total return of -9.55% at net asset value, compared with the 0.03% return of the average open-end financial services fund and the -22.90% return of the average variable annuity specialty/miscellaneous fund, according to Lipper, Inc.

The Fund's performance, while better than the broader market, lagged the Lipper group of financial services funds because many of them focus more on small stocks and value stocks, which were the best places to be in the period. Our focus is more on high-quality large-cap and growth-oriented companies. Several of these, including Fannie Mae, Freddie Mac and American International Group (AIG), suffered during the period as the post-Enron market painted many large companies with the same brush simply for having complex financial statements. Being diversified also held us back, since we were invested in other financial services sectors that did not do as well as the banks.

BANK RALLY CONTINUES FOR SMALL, MIDSIZE REGIONALS

The Fund's regional banks were among its top performers, as interest rates remained at historic low levels, problem loans came in below expectations and bank earnings showed positive growth, compared with many sectors of the market where earnings have fallen off a cliff. Top contributors included Wells Fargo, Fifth Third Bancorp, Bank of America and BB&T Corp. However, our stake in banks was tilted more toward the large, market-sensitive banks, such as State Street, Bank of New York and Mellon Financial, which struggled in the market's downturn, while the smaller, more interest-sensitive banks thrived.

[Table at bottom right hand column entitled "Top five stock holdings." The first listing is Fifth Third Bancorp 6.4%, the second is Wells Fargo 6.0%, the third Bank of America 5.4%, the fourth Fannie Mae 5.0% and the fifth American International Group 4.7%. A note below the table reads "As a percentage of net assets on 6-30-02."]

INSURANCE FOCUS REMAINS ON PROPERTY AND CASUALTY

Our insurance holdings continued to be focused on property and casualty companies, which are benefiting from a strong pricing cycle that became even more robust in the wake of September 11 and the Enron debacle, as the cost of specific types of insurance saw dramatic increases. We continue to be very selective, emphasizing those companies with the strongest and cleanest balance sheets that stand to be long-term winners in a good pricing environment. During the period we cut our two foreign property and casualty names -- Swiss Re and Munich Re -- because their financial disclosure was less transparent. We are keeping our stake in AIG, and think its strength will far outlast the current market turmoil over complex balance sheets. The other way we are playing the property and casualty market is by investing in insurance brokers Willis Group Holdings and Marsh & McLennan, which allows us to take advantage of the pricing cycle without the underwriting risk.

FINANCE COMPANIES REBOUND; BROKERS FALL

While Fannie Mae and Freddie Mac struggled, other consumer finance and credit card companies rallied during the period, as the consumer remained buoyant and the economy began its turnaround. That bolstered our consumer and mortgage-related holdings such as American Express, Countrywide, which we sold, and Washington Mutual.

Brokerage companies actually reported good earnings results for the first quarter of 2002 as IPO activity picked up somewhat, although the level of trading and merger activity remained low. Even with improved results, the brokerage stocks performed poorly since they serve as a virtual proxy for the market itself. Among our biggest detractors were Goldman Sachs, Merrill Lynch and Charles Schwab.

A LOOK AHEAD

We remain optimistic about the prospects for financial stocks going forward. With the economy in a recovery mode, we expect that the stock market will eventually rebound, once investors' confidence is restored -- which remains the big variable. Whenever the market comes back, merger activity will pick up from its current snail's pace, benefiting investment banking firms in particular and financial stocks in general. We also expect interest rates to stay low, which will bolster the economy. Finally, after trailing small-cap and value-oriented stocks for several years, the valuations are now swinging in favor of large-cap and growth stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.


A LOOK AT
PERFORMANCE

For the period ended 6-30-02

Cumulative total returns
Six months                      -9.55%
One year                       -17.52%
Five years                      25.28%
Since inception (4-30-97)       40.81%

Average annual total returns
One year                       -17.52%
Five years                       4.61%
Since inception (4-30-97)        6.85%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

The chart to the left shows how much a
$10,000 investment in the John Hancock
V.A. Financial Industries Fund would be
worth, assuming all distributions were
reinvested for the period indicated. For comparison, we've shown the same
$10,000 investment in two indexes:

Standard & Poor's 500 Index, an unman-
aged index that includes 500 widely traded common stocks and is often used as a meas-ure of stock market performance
Standard & Poor's Financial Index, a capital ization-weighted index designed to measure the financial sector of the S&P 500.

It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Financial Industries Fund 4-30-97 - 6-30-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's Financial Index and is equal to $16,811 as of June 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Financial Industries Fund on April 30, 1997 and is equal to $14,081 as of June 30, 2002. The third line represents the Standard & Poor's 500 Index and is equal to $13,270 as of June 30, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 6-30-02 UNAUDITED

SHARES  ISSUER                                                                                                  VALUE
COMMON STOCKS 99.43%                                                                                      $74,420,941
(Cost $79,650,580)

Banks -- Foreign 2.58%                                                                                     $1,931,868
 26,000  Credit Suisse Group (Switzerland)                                                                    825,438
 22,000  UBS AG (Switzerland)                                                                               1,106,430

Banks -- Midwest 6.53%                                                                                      4,887,685
 72,342  Fifth Third Bancorp                                                                                4,821,595
  1,500  Northern Trust Corp.                                                                                  66,090

Banks -- Money Center 12.59%                                                                                9,422,730
 57,500  Bank of America Corp.                                                                              4,045,700
 87,000  Citigroup, Inc.                                                                                    3,371,250
 44,500  J.P. Morgan Chase & Co.                                                                            1,509,440
 13,000  Wachovia Corp.                                                                                       496,340

Banks -- Northeast 4.09%                                                                                    3,056,490
  1,500  M & T Bank Corp.                                                                                     128,640
 65,500  State Street Corp.                                                                                 2,927,850

Banks -- Southeast 4.37%                                                                                    3,266,940
 80,900  BB&T Corp.                                                                                         3,122,740
  3,000  National Commerce Financial Corp.                                                                     78,900
  2,500  SouthTrust Corp.                                                                                      65,300

Banks -- Superregional 19.31%                                                                              14,455,839
 68,000  Bank of New York Co., Inc. (The)                                                                   2,295,000
 11,500  Bank One Corp.                                                                                       442,520
  2,000  Charter One Financial, Inc.                                                                           68,760
  1,000  Comerica, Inc.                                                                                        61,400
 78,036  FleetBoston Financial Corp.                                                                        2,524,465
 76,500  Mellon Financial Corp.                                                                             2,404,395
 18,344  PNC Financial Services Corp.                                                                         959,024
  6,500  SunTrust Banks, Inc.                                                                                 440,180
 17,500  U.S. Bancorp                                                                                         408,625
 10,000  Washington Mutual, Inc.                                                                              371,100
 89,500  Wells Fargo & Co.                                                                                  4,480,370

Banks -- West 0.28%                                                                                           208,400
  4,000  Zions Bancorp.                                                                                       208,400

Broker Services 10.85%                                                                                      8,119,026
 34,700  Goldman Sachs Group, Inc.                                                                          2,545,245
 47,000  Legg Mason, Inc.                                                                                   2,318,980
 45,500  Merrill Lynch & Co., Inc.                                                                          1,842,750
126,076  Schwab (Charles) Corp. (The)                                                                       1,412,051

Diversified Operations 2.54%                                                                                1,902,775
 65,500  General Electric Co.                                                                               1,902,775

Finance -- Consumer Loans 6.13%                                                                             4,589,906
 50,000  Household International, Inc.                                                                      2,485,000
 63,650  MBNA Corp.                                                                                         2,104,906


Finance -- Investment Management 1.40%                                                                      1,050,914
129,000  Amvescap Plc (United Kingdom)                                                                      1,050,914

Finance -- Misc. Services 4.23%                                                                             3,168,846
 70,900  American Express Co.                                                                               2,575,088
 19,700  Concord EFS, Inc.*                                                                                   593,758

Insurance -- Brokers 4.24%                                                                                  3,174,047
 29,800  Marsh & McLennan Cos., Inc.                                                                        2,878,680
  8,975  Willis Group Holdings Ltd.*                                                                          295,367

Insurance -- Diversified 2.54%                                                                              1,898,900
    850  Berkshire Hathaway Inc.*                                                                           1,898,900

Insurance -- Multi Line 1.19%                                                                                 893,223
  6,660  Prudential Financial, Inc.*                                                                          222,178
 50,000  Riunione Adriatica di Sicurta SpA (Italy)                                                            671,045

Insurance -- Property & Casualty 7.57%                                                                      5,663,902
 51,704  American International Group, Inc.                                                                 3,527,764
 48,000  St. Paul Cos., Inc. (The)                                                                          1,868,160
 15,140  Travelers Property Casualty Corp. (Class A)*                                                         267,978

Mortgage & Real Estate Services 8.99%                                                                       6,729,450
 51,000  Fannie Mae                                                                                         3,761,250
 48,500  Freddie Mac                                                                                        2,968,200


ISSUER, DESCRIPTION,                                                         INTEREST       PAR VALUE
MATURITY DATE                                                                    RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 1.08%                                                                                 $804,947
(Cost $804,947)

Joint Repurchase Agreement 0.58%
Investment in a joint repurchase
agreement transaction with
Barclays Capital, Inc. -- Dated
06-28-02, due 07-01-02 (Secured
by U.S. Treasury Inflation index
Bond 3.875% due 04-15-32 and
3.375% due 04-15-02 and,
U.S. Treasury inflation Index
Note 3.625% thru 3.875% due
07-15-07 thru 01-15-09)                                                          1.92%           $432         432,000

                                                                                               NUMBER
                                                                                            OF SHARES
Cash Equivalents 0.50%
AIM Cash Investment Trust **                                                                  372,947         372,947

TOTAL INVESTMENTS 100.51%                                                                                 $75,225,888

OTHER ASSETS AND LIABILITIES, NET (0.51%)                                                                   ($379,303)

TOTAL NET ASSETS 100.00%                                                                                  $74,846,585

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a country in the security description represents country of foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


PORTFOLIO CONCENTRATION
                                                   VALUE AS A%
COUNTRY DIVERSIFICATION                        OF FUND NET ASSETS

Italy                                                 0.90%
Switzerland                                           2.58
United Kingdom                                        1.40
United States                                        95.63

Total investments                                   100.51%

See notes to financial statements.



Statement of Assets and Liabilities

6-30-02 UNAUDITED

ASSETS
Investments at value (cost $80,455,527)        $75,225,888
Cash                                                   159
Dividends and interest receivable                  118,403
Other assets                                         6,814

Total assets                                    75,351,264

LIABILITIES
Due to custodian                                     3,324
Payable for securities on loan                     372,947
Payable to affiliates                              105,978
Other payables and accrued expenses                 22,430

Total liabilities                                  504,679

NET ASSETS
Capital paid-in                                 85,454,191
Accumulated net realized loss on investments
and foreign currency transactions               (5,687,948)
Net unrealized depreciation of investments
and translation of assets and liabilities
in foreign currencies                           (5,229,328)
Undistributed net investment income                309,670

Net assets                                     $74,846,585

NET ASSET VALUE PER SHARE
(Based on 5,685,245 shares of beneficial
interest outstanding -- unlimited number of
shares authorized with no par value)                $13.17



Statement of Operations

For the period ended 6-30-02 UNAUDITED 1

INVESTMENT INCOME
Dividends
(net of foreign withholding taxes of $5,559)      $698,152
Interest
(includes securities lending income of $194)         7,902

Total investment income                            706,054

EXPENSES
Investment management fee                          332,559
Custodian fee                                       11,027
Auditing fee                                         9,051
Accounting and legal services fee                    8,800
Trustees' fee                                        2,303
Printing                                             1,767
Miscellaneous                                        2,347
Legal fee                                            1,501
Registration and filing fee                              5

Total expenses                                     369,360

Net investment income                              336,694

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                     (1,216,911)
Foreign currency transactions                        4,352

Change in unrealized appreciation
(depreciation) of
Investments                                     (7,207,138)
Translation of assets and liabilities in
foreign currencies                                     311

Net realized and unrealized loss                (8,419,386)

Decrease in net assets from operations         ($8,082,692)

1 Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.



Statement of Changes in Net Assets

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  12-31-01          6-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $525,836         $336,694

Net realized gain (loss)                         2,883,241       (1,212,559)
Change in net unrealized appreciation
(depreciation)                                 (17,546,190)      (7,206,827)

Decrease in net assets resulting
from operations                                (14,137,113)      (8,082,692)

Distributions to shareholders
From net investment income                        (499,736)              --
From net realized gain                          (2,739,375)              --
                                                (3,239,111)              --

From fund share transactions                    34,929,896       (5,990,991)

NET ASSETS
Beginning of period                             71,366,596       88,920,268

End of period 2                                $88,920,268      $74,846,585

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
2 Includes accumulated (distributions in excess of) net investment income of ($27,024) and $309,670, respectively.



Financial Highlights
                                                      12-31-97 1  12-31-98    12-31-99    12-31-00    12-31-01     6-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00      $13.44      $14.45      $14.46      $18.34      $14.56
Net investment income (loss) 3                            0.11        0.18        0.11        0.06       (0.11)      (0.06)
Net realized and unrealized gain (loss)
on investments                                            3.39        0.97        0.06        3.87       (3.11)      (1.33)
Total from investment operations                          3.50        1.15        0.17        3.93       (3.22)      (1.39)
Less distributions
From net investment income                               (0.05)      (0.14)      (0.10)      (0.05)      (0.09)         --
From net realized gain                                   (0.01)         -- 4     (0.05)         --       (0.47)         --
Tax return of capital                                       --          --       (0.01)         --          --          --
                                                         (0.06)      (0.14)      (0.16)      (0.05)      (0.56)         --
Net asset value, end of period                          $13.44      $14.45      $14.46      $18.34      $14.56      $13.17
Total return 5 (%)                                       35.05 6,7    8.55        1.23       27.16      (17.51)      (9.55) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18         $55         $49         $71         $89         $75
Ratio of expenses to average net assets %                 1.05 8      0.92        0.90        0.90        0.89        0.89 8
Ratio of adjusted expenses to average net assets 9 %      1.39 8        --          --          --          --          --
Ratio of net investment income to average net assets %    1.32 8      1.25        0.77        0.36        0.71        0.81 8
Portfolio turnover %                                        11          38          72          41          97 10       65

 1 Began operations on 4-30-97.
 2 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
 3 Based on the average of the shares outstanding.
 4 Less than $0.01 per share.
 5 Assumes dividend reinvestment.
 6 Not annualized.
 7 Total return would have been lower had certain expenses not been reduced during the period shown.
 8 Annualized.
 9 Does not take into consideration expense reductions during the period shown.
10 Excludes merger activity.

See notes to financial statements.




NOTES TO
FINANCIAL STATEMENTS

UNAUDITED

NOTE A
Accounting policies

John Hancock V. A. Financial Industries Fund (the "Fund") is a diversified series of John Hancock Declaration Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek capital appreciation. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2002, the Fund loaned securities having a market value of $365,634 collateralized by securities in the amount of $372,947. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,143,472 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2008.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01        PERIOD ENDED 6-30-02 1
                             SHARES          AMOUNT       SHARES         AMOUNT
Shares sold               1,981,835     $42,063,445      174,220     $2,512,719
Issued in reorganization    675,457       9,888,426           --             --
Distributions reinvested    225,879       3,239,111           --             --
Repurchased                (666,362)    (20,261,086)    (597,929)    (8,503,710)

NET INCREASE (DECREASE)   2,216,809     $34,929,896     (423,709)   ($5,990,991)

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $533,634 and $4,680,708, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $80,676,901. Gross unrealized appreciation and depreciation of investments aggregated $4,633,620 and $10,084,633, respectively, resulting in net unrealized depreciation of $5,451,013. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reorganization

On December 5, 2001, the shareholders of John Hancock V. A. Regional Bank Fund ("V.A. Regional Bank Fund") approved a plan of reorganization between V. A. Regional Bank Fund and the Fund providing for the transfer of substantially all of the assets and liabilities of the V. A. Regional Bank Fund to the Fund in exchange solely for shares of beneficial interest in the Fund. The acquisition of the V. A. Regional Bank Fund was accounted for as a tax-free exchange of 675,457 shares of the Fund for the net assets of V. A. Regional Bank Fund, which amounted to $9,888,426, including $523,082 of unrealized appreciation, after the close of business on December 14, 2001.



JOHN HANCOCK FUNDS

DECLARATION TRUST

SEMIANNUAL

REPORT


[LOGO] John Hancock

[Rings]

World Wide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the Hancock V.A. Financial Industries Fund.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

828SA     6/02
          8/02






SEMI
ANNUAL
REPORT

John Hancock

V.A. Technology Fund

A series of John Hancock Declaration Trust

6.30.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen R. Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 8



MANAGERS'
REPORT

[Photos of Barry Gordon, Marc Klee and Alan Loewenstein.]

John Hancock V.A. Technology Fund

BY BARRY J. GORDON, MARC H. KLEE, CFA, AND ALAN LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

By the beginning of 2002, technology stocks seemingly had emerged from the grips of a bruising two-year bear market, on hopes that the economy would stage a rebound in 2002 and loosen the purse strings of both consumers and businesses. But even though the economic news steadily improved during the first six months of this year, the entire stock market struggled amid heightened market volatility.

As investors fretted over the direction of the economy, the threat of higher interest rates, rising oil prices, corporate accounting practices and the conflict in the Middle East, tech stocks enjoyed several bouts of success. But as quickly as they started to look good, they fell out of favor and declined significantly for several reasons. First, the much-anticipated increase in corporate spending never materialized. Plus, several industry bellwether companies didn't deliver the first-quarter top-line results that Wall Street had hoped. Influential companies such as Microsoft, IBM, Oracle, Sun Microsystems and telecom giant AT&T confirmed that demand for technology had weakened as the pent-up demand in the post-September 11 period was satisfied. As a result, while earnings generally hit expectations, revenues fell short and expectations for future periods were lowered. Concerns about future earnings were exacerbated by concerns that a hoped-for strong economic rebound seemed less likely. That, coupled with worries about corporate accounting practices and corporate governance issues, brought tremendous pressure on the entire stock market, with tech stocks typically leading on the way down.

FUND PERFORMANCE

For the six-month period ended June 30, 2002, John Hancock V.A. Technology Fund posted a total return of -38.78% at net asset value. That compared with the -33.76% return of the average open-end science and technology fund and the -22.90% return of the average variable annuity specialty miscellaneous fund, according to Lipper, Inc.

SLACK DEMAND HURTS TECH

Ordinarily, an economic backdrop characterized by signs that a gradual recovery was finally underway would have helped boost technology stocks. But this time was different, because technology spending remained spotty, and was weaker than tech companies had predicted and investors had hoped. These difficult demand conditions weighed heavily on some software stocks, including VERITAS and Siebel Systems.

[Table at bottom right hand column entitled "Top five holdings." The first listing is Dell Computer 4.7%, the second is KLA-Tencor 4.2%, the third Cisco Systems 4.1%, the fourth Microsoft 4.0% and the fifth Micron Technology 3.5%. A note below the table reads "As a percentage of net assets on 6-30-02."]

INTERNET, TELECOM-RELATED HOLDINGS STRUGGLE

The volatile market was particularly hard on Internet- and telecommunications-related companies. One of our biggest disappointments during the period was AOL Time Warner, the world's largest Internet and media company. It was hurt by a combination of a difficult advertising climate and slowing Internet subscriber growth. Like other telecommunications equipment firms, wireless technology company QUALCOMM suffered from the sluggish economy and lower industry spending. Other communications equipment companies -- including JDS Uniphase -- also struggled during the period.

That said, one of the brightest spots of the portfolio was online retailer Amazon.com. Its stock soared after it announced in April that its first quarter losses were smaller than expected due to better sales and productivity improvements.

SEMICONDUCTOR STOCKS RALLY, THEN FADE

Throughout the period, the Fund remained well-diversified, with a focus on technology companies that historically have reaped the biggest benefits from an economic recovery. In particular, semiconductor chipmakers and semiconductor equipment stocks -- which generally outpaced the tech group overall during much of the period -- made up roughly one-third of net assets. As the economy improved, customers of these companies increased orders in an effort to replenish depleted inventories, and semiconductor-related stocks rallied. But when the economy's strength was called into doubt in May, these stocks started to lose ground. A few semiconductor holdings enjoyed positive gains and others suffered only modest losses, which says a lot for them, given the negative investment environment for tech stocks. Among our best-performing stocks in these groups were KLA-Tencor and Applied Materials, each leading manufacturers of equipment used in the production of semiconductor chips. In contrast, other holdings -- such as Micron Technology, a major producer of dynamic random access memory chips (DRAM), Cypress Semiconductor, Analog Devices, and Integrated Device Technology -- experienced significant declines.

OUTLOOK

We believe that technology stocks will perform better in the second half of 2002. A reasonable economic recovery should shore up demand for tech products. Furthermore, many tech companies have pared their expenses, positioning themselves to post surprisingly strong earnings when demand firms. We also expect the corporate personal computer upgrade cycle to begin later this year, and earnings comparisons to get much easier. With semiconductors and semiconductor equipment stocks at the beginning of what usually is an 18-month cycle, tech stock valuations appear to be at reasonable levels. That said, we think that the tech sector will have to contend with above-average volatility until earnings and the economy show sustained signs of improvement and investor confidence is restored.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.


A LOOK AT
PERFORMANCE

For the period ended 6-30-02

Cumulative total returns
Six months                     -38.78%
One year                       -52.37%
Since inception (5-1-00)       -74.85%

Average annual total returns
One year                       -52.37%
Since inception (5-1-00)       -47.15%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

The chart to the left shows how much a
$10,000 investment in the John Hancock
V.A. Technology Fund would be worth,
assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 invest-ment in two indexes:

Standard & Poor's 500 Index, an unman
aged index that includes 500 widely traded common stocks and is often used as a meas ure of stock market performance

Russell 3000 Technology Index, a capitaliza tion-weighted index composed of companies that serve the electronics and computer industries.

It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Technology Fund 5-1-00 - 6-30-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $7,012 as of June 30, 2002. The second line represents the Russell 3000 Technology Index and is equal to $2,743 as of June 30, 2002. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Technology Fund on May 1, 2000 and is equal to $2,515 as of June 30, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 6-30-02 UNAUDITED

SHARES  ISSUER                                                                                                  VALUE
COMMON STOCKS 88.22%                                                                                      $12,157,811
(Cost $26,440,263)

Aerospace/Aircraft Equipment 1.25%                                                                           $171,650
   100  MTC Technologies, Inc.*                                                                                 1,900
 2,500  United Technologies Corp.                                                                             169,750

Computer -- Graphics 2.22%                                                                                    306,280
19,000  Cadence Design Systems, Inc.*                                                                         306,280

Computer -- Internet Security 2.38%                                                                           327,590
17,000  Networks Associates, Inc.*                                                                            327,590

Computer -- Internet Services 2.27%                                                                           313,370
15,000  Amazon.com, Inc.*                                                                                     243,750
14,000  Infospace, Inc.*                                                                                        6,300
22,000  Inktomi Corp.*                                                                                         19,360
28,000  ScreamingMedia, Inc.*                                                                                  43,960

Computer -- Memory Devices 6.98%                                                                              961,425
10,000  Brocade Communications Systems, Inc.*                                                                 174,800
33,000  EMC Corp.*                                                                                            249,150
10,000  Emulex Corp.*                                                                                         225,100
12,500  VERITAS Software Corp.*                                                                               247,375
20,000  Western Digital Corp.*                                                                                 65,000

Computer -- Micro/Macro 6.26%                                                                                 863,118
24,500  Dell Computer Corp.*                                                                                  640,430
 7,590  Hewlett-Packard Co.                                                                                   115,975
21,300  Sun Microsystems, Inc.*                                                                               106,713

Computer -- Networking 4.28%                                                                                  590,220
40,000  Cisco Systems, Inc.*                                                                                  558,000
18,000  Redback Networks, Inc.*                                                                                32,220

Computer -- Services 3.54%                                                                                    488,500
10,000  Electronic Data Systems Corp.                                                                         371,500
13,000  Unisys Corp.*                                                                                         117,000

Computer -- Software 14.50%                                                                                 1,998,910
 5,000  Activision, Inc.*                                                                                     145,300
30,000  BEA Systems, Inc.*                                                                                    285,300
22,000  Citrix Systems, Inc.*                                                                                 132,880
27,000  i2 Technologies, Inc.*                                                                                 39,960
15,500  Mercury Interactive Corp.*                                                                            355,880
10,000  Microsoft Corp.*                                                                                      547,000
35,000  Parametric Technology Corp.*                                                                          120,050
26,000  Rational Software Corp.*                                                                              213,460
12,000  SeeBeyond Technology Corp.*                                                                            37,200
12,000  TIBCO Software, Inc.*                                                                                  66,720
28,000  Vignette Corp.*                                                                                        55,160

Electronics -- Components Misc. 3.33%                                                                         458,650
35,000  Flextronics International Ltd.* (Singapore)                                                           249,550
34,000  Solectron Corp.*                                                                                      209,100

Electronics -- Semiconductor Components 31.31%                                                              4,315,198
   107  Agere Systems, Inc. (Class A)*                                                                            150
 2,645  Agere Systems, Inc. (Class B)*                                                                          3,968
15,000  Altera Corp.*                                                                                         204,000
36,000  Amkor Technology, Inc.*                                                                               223,920
13,000  Analog Devices, Inc.*                                                                                 386,100
25,000  Applied Materials, Inc.*                                                                              475,500
13,000  ASM Lithography Holding N.V.* (Netherlands)                                                           196,560
12,150  Conexant Systems, Inc.*                                                                                19,683
27,000  Cypress Semiconductor Corp.*                                                                          409,860
18,500  Integrated Device Technology, Inc.*                                                                   335,590
 7,500  Intel Corp.                                                                                           137,025
13,000  KLA-Tencor Corp.*                                                                                     571,870
24,000  Micron Technology, Inc.*                                                                              485,280
15,500  MKS Instruments, Inc.*                                                                                311,085
11,000  RF Micro Devices, Inc.*                                                                                83,820
 4,264  Skyworks Solutions, Inc.                                                                               23,665
34,394  Taiwan Semiconductor Manufacturing Co. Ltd.*
        American Depository Receipt (ADR) (Taiwan)                                                            447,122

Fiber Optics 2.45%                                                                                            337,510
26,000  Aeroflex, Inc.*                                                                                       180,700
38,000  Finisar Corp.*                                                                                         90,060
25,000  JDS Uniphase Corp.*                                                                                    66,750

Media -- Cable TV 2.35%                                                                                       323,620
22,000  AOL Time Warner, Inc.*                                                                                323,620

Telecom -- Equipment 5.05%                                                                                    695,470
10,000  Lucent Technologies, Inc.                                                                              16,600
26,000  Nokia Corp. (ADR) (Finland)                                                                           376,480
11,000  QUALCOMM, Inc.*                                                                                       302,390

Telecom -- Services 0.05%                                                                                       6,300
 9,000  Primus Telecommunications Group, Inc. *                                                                 6,300

RIGHTS 0.00%                                                                                                        0
(Cost $0)
 5,200  Seagate Technology, Inc.*                                                                                   0

ISSUER, DESCRIPTION,                                                      INTEREST      PAR VALUE
MATURITY DATE                                                             RATE         (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 20.45%                                                                              $2,818,981
(Cost $2,818,981)

Joint Repurchase Agreement 12.20%
Investment in a joint repurchase
agreement transaction with
Barclays Capital, Inc. -- Dated
06-28-02, due 07-01-02 (Secured
by U.S. Treasury Inflation Indexed
Bonds, 3.375% thru 3.875%, due
04-15-29 thru 04-15-32 and U.S.
Treasury Inflation Indexed Notes,
3.625% thru 3.875% due
07-15-02 thru 01-15-09)                                                    1.92%         $1,682             1,682,000

SHARES     ISSUER                                                                                               VALUE
Cash Equivalents 8.25%
1,136,981  AIM Cash Investment Trust**                                                                      1,136,981

TOTAL INVESTMENTS 108.67%                                                                                 $14,976,792

OTHER ASSETS AND LIABILITIES, NET (8.67%)                                                                 ($1,195,453)

TOTAL NET ASSETS 100.00%                                                                                  $13,781,339

  * Non-income producing security.

 ** Represents investments of security lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


PORTFOLIO CONCENTRATION
June 30, 2002
                                         VALUE AS A %
COUNTRY DIVERSIFICATION              OF FUND NET ASSETS

Finland                                     2.73%
Netherlands                                 1.43
Singapore                                   1.81
Taiwan                                      3.24
United States                              99.46
Total investments                         108.67%

See notes to financial statements.




Statement of Assets and Liabilities

6-30-02 UNAUDITED

ASSETS
Investments at value (cost $27,577,244)        $13,294,792
Joint repurchase agreement (cost $1,682,000)     1,682,000
Cash                                                   821
Dividends and interest receivable                      876
Other assets                                           181

Total assets                                    14,978,670

LIABILITIES
Payable for investments purchased                    1,700
Payable for written call options
(premium received $15,792)                           6,500
Payable for securities on loan                   1,136,981
Payable to affiliates                               26,812
Other payables and accrued expenses                 25,338

Total liabilities                                1,197,331

NET ASSETS
Capital paid-in                                 36,619,231
Accumulated net realized loss on investments
and written options                             (8,496,155)
Net unrealized depreciation of investments and
written options                                (14,273,160)
Accumulated net investment loss                    (68,577)

Net assets                                     $13,781,339

NET ASSET VALUE PER SHARE
Based on 5,485,264 shares of beneficial
interest outstanding -- unlimited number
of shares authorized with no par value               $2.51



Statement of Operations

For the period ended 6-30-02 UNAUDITED 1

INVESTMENT INCOME
Dividends
(net of foreign withholding taxes of $922)         $10,741
Interest                                            14,721
Securities lending income                            5,547

Total investment income                             31,009

EXPENSES
Investment management fee                           79,358
Custodian fee                                        7,225
Auditing fee                                         5,784
Printing                                             3,501
Accounting and legal services fee                    2,100
Miscellaneous                                          766
Trustees' fee                                          658
Legal fee                                              146
Registration and filing fee                              2

Total expenses                                      99,540

Net investment loss                                (68,531)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                     (3,476,583)
Written options                                     18,401
Change in unrealized depreciation of
Investments                                     (5,293,987)
Written options                                        977

Net realized and unrealized loss                (8,751,192)

Decrease in net assets from operations         ($8,819,723)

1 Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.



Statement of Changes in Net Assets
                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  12-31-01          6-30-02 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                               ($80,331)        ($68,531)

Net realized loss                               (4,844,378)      (3,458,182)
Change in net unrealized
appreciation (depreciation)                     (5,091,058)      (5,293,010)

Decrease in net assets resulting
from operations                                (10,015,767)      (8,819,723)

Distributions to shareholders
From net investment income                          (1,272)              --

From fund share transactions                    17,904,330          671,727

NET ASSETS
Beginning of period                             14,042,044       21,929,335

End of period 2                                $21,929,335      $13,781,339

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
2 Includes accumulated net investment loss of $46 and $68,577, respectively.

See notes to financial statements.



Financial Highlights
                                                                   12-31-00 1       12-31-01          6-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $10.00            $7.33            $4.10

Net investment income (loss) 3                                         0.03            (0.02)           (0.01)

Net realized and unrealized loss on investments                       (2.69)           (3.21)           (1.58)

Total from investment operations                                      (2.66)           (3.23)           (1.59)
Less distributions:
From net investment income                                            (0.01)              -- 4             --
Net asset value, end of period                                        $7.33            $4.10            $2.51

Total return 5,6 (%)                                                 (26.56) 7        (44.06)          (38.78)7

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                                 $14              $22              $14
Ratio of expenses to average net assets %                              1.05 8           1.05             1.00 8
Ratio of adjusted expenses to average net assets 9 %                   1.99 8           1.08               --
Ratio of net investment income (loss) to average net assets %          0.62 8          (0.45)           (0.69) 8
Portfolio turnover %                                                     75               29               17

1 Began operations on 5-1-00.
2 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
3 Based on the average of the shares outstanding.
4 Less than 0.01 per share.
5 Assumes dividend reinvestment.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




NOTES TO
FINANCIAL STATEMENTS

UNAUDITED

NOTE A
Accounting policies

John Hancock V.A. Technology Fund (the "Fund") is a diversified series of John Hancock Declaration Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek long-term growth of capital. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's year-end statements of assets and liabilities.

Written options for the period ended June 30, 2002 were as follows:

                                    NUMBER OF
OPTIONS                             CONTRACTS     PREMIUMS RECEIVED

Outstanding, beginning of period           70               $12,570
Written                                   200                21,623
Expired                                  (170)              (18,401)

Outstanding, end of period                100               $15,792


Summary of written options outstanding on June 30, 2002:

NAME OF                 NUMBER OF     EXERCISE   EXPIRATION
ISSUER                  CONTRACTS     PRICE      DATE         VALUE

CALLS
Brocade                 100           $20        July 02     $6,500

Total                                                        $6,500


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2002, the Fund loaned securities having a market value of $1,114,687 collateralized by securities in the amount of $1,136,981. The cash collateral was invested in a short-term investment.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,722,037 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 -- $14,000, and December 31, 2009 -- $3,708,037.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with American Fund Advisors, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods along with the corresponding dollar value.

                                YEAR ENDED 12-31-01        PERIOD ENDED 6-30-02 1
                             SHARES          AMOUNT       SHARES         AMOUNT
Shares sold               4,108,680     $21,017,046      708,627     $2,641,693
Distributions reinvested        296           1,272           --             --
Repurchased                (677,090)     (3,113,988)    (571,503)    (1,969,966)

NET INCREASE              3,431,886     $17,904,330      137,124       $671,727

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $3,773,544 and $3,119,136, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $29,338,001. Gross unrealized appreciation and depreciation of investments aggregated $104,240 and $14,465,449, respectively, resulting in net unrealized depreciation of $14,361,209. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



JOHN HANCOCK FUNDS

DECLARATION TRUST

SEMIANNUAL

REPORT


[LOGO] John Hancock

[Rings]

World Wide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the John Hancock V.A. Technology Fund.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

819SA     6/02
          8/02






SEMI
ANNUAL
REPORT

John Hancock

V.A. Relative Value Fund

A series of John Hancock Declaration Trust

6.30.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen R. Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 7



BY PAUL J. BERLINGUET, ROBERT J. UEK, CFA, ROGER C. HAMILTON, AND
JAMES S. YU, CFA, PORTFOLIO MANAGERS

John Hancock V.A. Relative Value Fund

MANAGERS'
REPORT

[Photos of Paul Berlinguet, Robert Uek, Roger Hamilton and James Yu.]

Paul J. Berlinguet and Robert J. Uek recently joined the portfolio management team. Mr. Berlinguet has been with John Hancock for one year, before which he was at Baring America Asset Management. Mr. Uek has been at John Hancock for four years. They are also members of the management teams for John Hancock Large Cap Growth Fund and John Hancock Mid Cap Growth Fund.

The stock market struggled during the first half of 2002, as accounting fraud at a succession of companies triggered a loss of confidence in corporate America. Geopolitical tensions, terrorism concerns and the weakening dollar added further pressures, causing investors to overlook more positive news about the economy.

The Standard & Poor's 500 Index returned a disappointing -13.15% for the six months ended June 30, 2002. Technology and telecommunications were the worst-performing sectors, hurt by the continued downturn in corporate capital spending. Companies with high leverage (or debt) posted especially steep declines. By contrast, most consumer-related industries did well as consumer spending remained strong.

PERFORMANCE REVIEW

John Hancock V. A. Relative Value Fund's high stake in technology and telecom stocks, along with our investment in poorly performing pharmaceutical and media stocks, hurt performance. The Fund also had a below-average stake in the better-performing consumer staples sector where valuations looked high to us early in the year. Some of our best performers, however, came from this area, including CVS, a drug store chain that we subsequently sold, and McDonalds. These gains, however, were not enough to offset our losses. The Fund returned -33.90% at net asset value for the six months ended June 30, 2002, trailing the average variable annuity multi-cap value fund, which returned -8.37%, according to Lipper, Inc.

STRATEGY REVISION

The Fund maintained its focus on companies with improving fundamentals whose stocks seemed reasonably priced. Late in the spring, however, we implemented a more disciplined process to better control risk and reduce the volatility of returns going forward. We intensified our use of both quantitative screens and fundamental (or bottom-up) company research. We also began setting high and low price targets for each stock we own to improve our sell discipline.

[Table at bottom right hand column entitled "Top five stock holdings." The first listing is Pharmacia 5.6%, the second is Citigroup 4.3%, the third Fannie Mae 3.6%, the fourth Gillette 3.3% and the fifth Liberty Media 3.1%. A note below the table reads "As a percentage of net assets on 6-30-02."]

SALES IN TECH AND TELECOM

Early in 2002, tech and telecom valuations looked attractive historically. As stock prices in these sectors continued to plummet during the first half of the year, however, we significantly pared our stake. We began selling major disappointments, such as Agere Systems, a highly-leveraged telecommunications equipment company, and Parametric Technology, a software design firm held back by weak corporate spending. However, we are keeping Nextel Communications, a wireless provider whose stock price tumbled even though the company met earnings expectations.

CHANGES TO CONSUMER AND HEALTH-CARE

We also reduced our consumer discretionary stake, selling out-of-favor, highly leveraged media stocks such as XM Satellite Radio and Pegasus Communications, a satellite television operator serving rural markets. We also trimmed our investment in AOL Time Warner, whose outlook and valuation were in question, and took profits in Cumulus Media, a radio company benefiting from increased efficiencies under new management.

With the proceeds, we shifted toward more stable consumer companies, including traditional retailers, such as Target and Costco Wholesale, and select consumer staples, such as Gillette. In the health-care sector, our focus moved to higher quality pharmaceuticals, including Pfizer and Pharmacia, both of which had historically low valuations along with strong earnings growth prospects. We sold disappointments like Bristol-Myers Squibb, which tumbled following its decision to purchase ImClone Systems. We also pared our stake in Merck, which suffered as investors worried about its product pipeline and patent expirations.

ADDITIONS TO FINANCIALS AND ENERGY

We substantially increased our commitment to financials, adding large-cap stocks that benefit from low interest rates, such as Fannie Mae, the home financing agency, and insurers like American International Group, which should enjoy improved pricing. These names helped offset more market-sensitive investments, such as Citigroup, which has brokerage and merger and acquisition businesses. Another major addition was American Express, a company whose recent cost cuts should translate to the bottom line. We also increased our investment in energy, adding stable, well-known oil companies like Exxon Mobil that should see growing demand as the economy recovers.

IMPROVED OUTLOOK

We expect the economy to show gradual improvement in the second half of the year. Stable interest rates and relatively low unemployment should create a positive backdrop for stocks. However, we expect continued volatility until investor confidence, lost in the wake of recent accounting scandals, is restored.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.



A LOOK AT
PERFORMANCE

For the period ended 6-30-02

Cumulative total returns
Six Months                     -33.90%
One Year                       -39.32%
Since inception (1-6-98)        16.29%

Average annual total returns
One Year                       -39.32%
Since inception (1-6-98)         3.43%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

The chart to the left shows how much a
$10,000 investment in the John Hancock
V.A. Relative Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Relative Value Fund 1-6-98
- 6-30-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Relative Value Fund on January 6, 1998 and is equal to $11,629 as of June 30, 2002. The second line represents the Standard & Poor's 500 Index and is equal to $10,828 as of June 30, 2002.


FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 6-30-02 UNAUDITED

SHARES  ISSUER                                                                                                  VALUE
COMMON STOCKS 84.90%                                                                                      $34,710,115
(Cost $41,615,437)

Automobiles/Trucks 2.35%                                                                                     $960,000
 60,000  Ford Motor Co.                                                                                       960,000

Banks -- United States 2.69%                                                                                1,099,150
  6,000  Bank of America Corp.                                                                                422,160
  7,000  FleetBoston Financial Corp.                                                                          226,450
  9,000  Wells Fargo & Co.                                                                                    450,540

Beverages 2.21%                                                                                               904,000
  8,000  Anheuser-Busch Co., Inc.                                                                             400,000
  9,000  Coca-Cola Co. (The)                                                                                  504,000

Broker Services 1.09%                                                                                         448,000
 40,000  Charles Schwab Corp. (The)                                                                           448,000

Chemicals 1.74%                                                                                               711,850
 11,500  PPG Industries, Inc.                                                                                 711,850

Computers 3.41%                                                                                             1,393,700
 11,000  International Business Machines Corp.                                                                792,000
 11,000  Microsoft Corp.*                                                                                     601,700

Cosmetics & Personal Care 3.31%                                                                             1,354,800
 40,000  Gillette Co. (The)                                                                                 1,354,800

Electronics 5.93%                                                                                           2,425,663
 46,100  Agere Systems, Inc. (Class B)*                                                                        69,150
 20,000  General Electric Co.                                                                                 581,000
 12,000  Micron Technology, Inc.                                                                              242,640
  1,000  MKS Instruments, Inc.*                                                                                20,070
 40,000  Skyworks Solutions, Inc.                                                                             222,000
  4,800  Sony Corp. (Japan)                                                                                   253,496
 42,500  Texas Instruments, Inc.                                                                            1,007,250
  4,300  Vicor Corp.*                                                                                          30,057

Finance 9.30%                                                                                               3,801,644
 25,000  American Express Co.                                                                                 908,000
 45,341  Citigroup, Inc.                                                                                    1,756,964
 17,000  J.P. Morgan Chase & Co.                                                                              576,640
 13,000  Morgan Stanley Dean Witter & Co.                                                                     560,040

Food 1.14%                                                                                                    466,180
 13,000  Kellogg Co.                                                                                          466,180

Insurance 8.66%                                                                                             3,539,846
 12,000  ACE, Ltd. (Bermuda)                                                                                  379,200
 10,000  Ambac Financial Group, Inc.                                                                          672,000
 18,000  American International Group, Inc.                                                                 1,228,140
      5  Berkshire Hathaway, Inc. (Class A)*                                                                  334,000
 23,480  Travelers Property Casualty Corp. (Class A)*                                                         415,596
  6,032  Xl Capital, Ltd. (Class A) (Bermuda)                                                                 510,910

Media 6.75%                                                                                                 2,758,726
 25,000  Aol Time Warner, Inc.*                                                                               367,750
  9,700  Cumulus Media, Inc. (Class A)*                                                                       133,666
128,000  Liberty Media Corp. (Class A)*                                                                     1,280,000
 23,850  Pegasus Communications Corp.*                                                                         17,410
 20,000  Viacom, Inc. (Class B)*                                                                              887,400
 10,000  Xm Satellite Radio Holdings, Inc. (Class A)*                                                          72,500

Medical 13.96%                                                                                              5,708,068
 13,000  Abbott Laboratories                                                                                  489,450
 10,000  Alpharma, Inc. (Class A)                                                                             169,800
180,000  I-Stat Corp.*                                                                                        640,800
 21,200  Merck & Co., Inc.                                                                                  1,073,568
 30,000  Pfizer, Inc.                                                                                       1,050,000
 61,000  Pharmacia Corp.                                                                                    2,284,450

Mortgage Banking 3.61%                                                                                      1,475,000
 20,000  Fannie Mae                                                                                         1,475,000

Office 1.23%                                                                                                  502,000
  8,000  Avery Dennison Corp.                                                                                 502,000

Oil & Gas 4.65%                                                                                             1,901,340
  9,000  ChevronTexaco Corp.                                                                                  796,500
 27,000  Exxon Mobil Corp.                                                                                  1,104,840

Retail 4.78%                                                                                                1,955,740
 12,000  Costco Wholesale Corp.                                                                               463,440
 25,000  McDonald's Corp.                                                                                     711,250
 20,500  Target Corp.                                                                                         781,050

Schools 2.59%                                                                                               1,057,698
 46,309  DeVry, Inc.*                                                                                       1,057,698

Telecommunications 3.50%                                                                                    1,430,770
 50,000  General Motors Corp. (Class H) Hughes                                                                520,000
167,500  Nextel Communications, Inc. (Class A)*                                                               537,675
  5,000  SBA Communications Corp.*                                                                              7,050
 34,500  Sprint Corp.                                                                                         366,045

Tobacco 0.86%                                                                                                 349,440
  8,000  Philip Morris Co., Inc.                                                                              349,440

Utilities 1.14%                                                                                               466,500
 15,000  Duke Energy Corp.                                                                                    466,500


ISSUER, DESCRIPTION,                                               INTEREST          PAR VALUE
MATURITY DATE                                                          RATE      (000s OMITTED)
SHORT-TERM INVESTMENTS 16.98%                                                                              $6,940,700
(Cost $6,940,700)

Joint Repurchase Agreement 14.29%
Investment in a joint repurchase
agreement transaction with
Barclays Capital, Inc. -- Dated
06-28-02, due 07-01-02 (Secured
by U.S. Treasury Inflation Indexed
Bonds, 3.375% thru 3.875%,
due 04-15-29 thru 04-15-32 and
U.S. Treasury Inflation Indexed
Notes, 3.625% thru 3.875%,
due 07-15-02 thru 01-15-09)                                           1.92%             $5,843              5,843,000

                                                                                        NUMBER
                                                                                     OF SHARES
Cash Equivalents 2.69%
AIM Cash Investment Trust**                                                          1,097,700              1,097,700

TOTAL INVESTMENTS 101.88%                                                                                 $41,650,815

OTHER ASSETS AND LIABILITIES, NET (1.88%)                                                                   ($769,387)

TOTAL NET ASSETS 100.00%                                                                                  $40,881,428

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.



Statement of Assets and Liabilities

6-30-02 UNAUDITED

ASSETS
Investments at value (cost $42,713,137)        $35,807,815
Joint repurchase agreement (cost $5,843,000)     5,843,000
Cash                                                   344
Receivable for investments sold                    367,626
Dividends and interest receivable                   20,435
Other assets                                           815

Total assets                                    42,040,035

LIABILITIES
Payable for securities on loan                   1,097,700
Payable to affiliates                               47,330
Other payables and accrued expenses                 13,577

Total liabilities                                1,158,607

NET ASSETS
Capital paid-in                                 71,095,333
Accumulated net realized loss on investments
and foreign currency transactions              (23,309,748)
Net unrealized depreciation of investments      (6,905,322)
Accumulated net investment income                    1,165

Net assets                                     $40,881,428

NET ASSET VALUE PER SHARE
Based on 6,380,536 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value                         $6.41



Statement of Operations

For the period ended 6-30-02 UNAUDITED 1

INVESTMENT INCOME
Dividends
(net of foreign withholding taxes of $68)         $209,428
Securities lending income                           54,038
Interest                                            13,116

Total investment income                            276,582

EXPENSES
Investment management fee                          158,664
Auditing fee                                         8,586
Custodian fee                                        6,537
Accounting and legal services fee                    5,598
Printing                                             3,191
Miscellaneous                                        1,842
Trustees' fee                                        1,699
Legal fee                                              388
Registration and filing fee                              2

Total expenses                                     186,507

Net investment income                               90,075

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                    (21,496,212)
Foreign currency transactions                           24
Change in unrealized appreciation (depreciation)
  of investments                                  (289,289)

Net realized and unrealized loss               (21,785,477)

Decrease in net assets from operations        ($21,695,402)

1 Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.



Statement of Changes in Net Assets
                                                     YEAR            PERIOD
                                                     ENDED            ENDED
                                                  12-31-01          6-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                             $109,779          $90,075

Net realized loss                                 (461,403)     (21,496,188)
Change in net unrealized appreciation
(depreciation)                                    (929,271)        (289,289)

Decrease in net assets resulting
from operations                                 (1,280,895)     (21,695,402)

Distributions to shareholders
From net investment income                        (103,992)        (101,801)
From net realized gain                          (3,603,363)              --
                                                (3,707,355)        (101,801)

From fund share transactions                    30,011,640       (1,387,371)

NET ASSETS
Beginning of period                             39,042,612       64,066,002

End of period 2                                $64,066,002      $40,881,428

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
2 Includes accumulated net investment income of $12,891 and $1,165 respectively.



Financial Highlights
                                                      12-31-98 1  12-31-99    12-31-00    13-31-01     6-30-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00      $12.03      $18.03      $10.64       $9.72
Net investment income 3                                   0.11        0.10        0.02        0.02        0.01
Net realized and unrealized gain (loss) on investments    2.02        6.65       (0.80)      (0.32)      (3.30)
Total from investment operations                          2.13        6.75       (0.78)      (0.30)      (3.29)
Less distributions:
From net investment income                               (0.10)      (0.10)      (0.02)      (0.02)      (0.02)
From net realized gain                                      --       (0.65)      (6.59)      (0.60)         --
                                                         (0.10)      (0.75)      (6.61)      (0.62)      (0.02)
Net asset value, end of period                          $12.03      $18.03      $10.64       $9.72       $6.41
Total return 4 (%)                                       21.39 5,6   56.65       (4.80)      (2.81)     (33.90) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $17         $39         $39         $64         $41
Ratio of expenses to average net assets %                 0.85 7      0.77        0.79        0.74        0.71 7
Ratio of adjusted expenses to average net assets 8        1.03 7        --          --          --          --
Ratio of net investment income to average net assets %    1.17 7      0.66        0.13        0.23        0.34 7
Portfolio turnover %                                       242         166         164          59          56

1 Began operations on 1- 6-98.
2 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment.
5 Not annualized.
6 The total return would have been lower had certain expenses not been reduced during the period shown.
7 Annualized.
8 Does not take into consideration expense reductions during the period shown.

See notes to financial statements.



NOTES TO
FINANCIAL STATEMENTS

UNAUDITED

NOTE A
Accounting policies

John Hancock V. A. Relative Value Fund (the "Fund") is a diversified series of John Hancock Declaration Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek long-term capital appreciation. Prior to May 1, 2002, the Fund's investment objective was to seek the highest total return (capital appreciation plus income) consistent with reasonable safety of capital. The Fund's Board of Trustees has voted to change the Fund's investment objective to long-term capital appreciation effective May 1, 2002. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2002, the Fund loaned securities having a market value of $1,076,176 collateralized by cash in the amount of $1,097,700. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, net currency gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are capital gains and losses for accounting purposes.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the period ended June 30, 2002, the tax character of distributions paid was as follows: ordinary income $101,801. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction during the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01        PERIOD ENDED 6-30-02 1
                             SHARES          AMOUNT       SHARES         AMOUNT
Shares sold               5,398,455     $56,971,452      604,415     $5,159,731
Distributions reinvested    383,527       3,707,355       14,698        101,801
Repurchased              (2,861,752)    (30,667,167)    (828,643)    (6,648,903)

NET INCREASE (DECREASE)   2,920,230     $30,011,640     (209,530)   ($1,387,371)

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $28,477,389 and $34,310,245, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $48,556,137. Gross unrealized appreciation and depreciation of investments aggregated $1,243,727 and $8,149,049, respectively, resulting in net unrealized depreciation of $6,905,322.



JOHN HANCOCK FUNDS

DECLARATION TRUST

SEMIANNUAL

REPORT


[LOGO] John Hancock

[Rings]

World Wide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the Hancock V.A. Relative Value Fund.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

829SA     6/02
          8/02






SEMI
ANNUAL
REPORT

John Hancock

V.A. Sovereign Investors Fund

A series of John Hancock Declaration Trust

6.30.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen R. Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 7



MANAGERS'
REPORT

[Photos of John Snyder, Barry Evans and Peter Schofield.]

John Hancock V.A. Sovereign Investors Fund

BY JOHN F. SNYDER, III, BARRY H. EVANS, CFA, AND PETER M. SCHOFIELD, CFA, PORTFOLIO MANAGERS

In the last six months, we've experienced a disconnect between the economic situation and the stock market's performance. On the economic front, indicators suggest a recovery is slowly taking hold. Consumer spending has remained relatively strong, as evidenced by solid auto, home and retail sales, and the industrial sector appears to be on the mend. Although corporate earnings are still rather lackluster, they've started to tick up as companies have taken steps to cut costs, improve efficiencies and shore up the bottom line. Finally, interest rates are at 40-year lows and inflation is well under control.

Unfortunately, the market hasn't celebrated these recent victories. Instead, a crisis of confidence has spooked investors and driven stock prices down sharply. The Standard & Poor's 500 Stock Index has declined 13.15% since the start of the year. Accounting scandals at Enron, Tyco and most recently WorldCom have left investors questioning the trustworthiness of corporate executives, Wall Street analysts and U.S. accounting firms. On top of that, the threat of terrorism at home and unrest in the Middle East has only further fueled investors' fears.

PERFORMANCE REVIEW

For the six months ended June 30, 2002, John Hancock V.A. Sovereign Investors Fund returned -12.60% at net asset value. By comparison, the average variable annuity equity-income fund returned -6.61%, for the same period, according to Lipper, Inc., and the S&P 500 Index returned -13.15%.

TECHNOLOGY AND INDUSTRIALS IMPACT PERFORMANCE

Our relative performance was negatively impacted by our technology and industrial holdings. Although the Fund has a smaller tech weighting than the general market, with all technology stocks taking a beating, the Fund's holdings have suffered too. Our biggest disappointments were IBM and Intel. In our opinion, these companies have excellent fundamentals, given their strong balance sheets and ability to grow market share in a challenging environment. Unfortunately, the market has painted all technology stocks with the same brush.

In the industrial sector, two names have detracted from performance -- Tyco and General Electric. As mentioned above, Tyco's accounting issues drove the stock price way down. Although our position was hurt by the scandal, we sold our Tyco holdings before the stock really plummeted. Our long-time position in General Electric has fallen prey to investors' fears of accounting issues at major U.S. corporations, mainly because of GE's complex business and considerable acquisition growth. This is a case where perception is driving the stock price, not reality. In our view, GE is one of the best-managed companies in the world and its fundamentals are still very strong.

[Table at bottom right hand column entitled "Top five holdings." The first listing is Bank of America 3.9%, the second is U.S. Treasury Note 3.8%, the third Citigroup 3.6%, the fourth Honeywell International 3.4% and the fifth Johnson & Johnson 3.2%. A note below the table reads "As a percentage of net assets on 6-30-02."]

On a more positive note, stock selection helped performance in other sectors. Our consumer staples stocks -- such as Kraft Foods, Avon Products and PepsiCo -- continued to outperform by meeting or exceeding their earnings expectations in this difficult environment. Our basic material stocks -- particularly Air Products & Chemicals, 3M and Honeywell -- also posted solid results. New management at all three companies has resulted in significant cost-cutting, important productivity enhancements and a keen focus on high potential businesses. The result has been improving fundamentals and rising stock prices.

FOCUS ON DIVIDEND PERFORMERS

In this challenging market environment, where concerns about accounting practices, corporate earnings and corporate executives are running rampant, we're maintaining our unwavering focus on our long-term investment strategy. The vast majority of the Fund's equity holdings (roughly 80%) remain in "dividend performers" -- those companies that have raised their dividends for at least 10 consecutive years. Our "dividend performers" investment philosophy keeps us squarely focused on high-quality companies with reasonable valuations, steady earnings growth, strong cash flow and market leadership.

In the last several months, we've added several new names to the portfolio. Industrial gas company Praxair is benefiting from industry consolidation, a sharp decrease in capacity and improving pricing power. With new management in place, we believe the company is well positioned to leverage the gradual upturn in the economy. Colgate-Palmolive is another addition. Not only has the stock's valuation come down to reasonable levels, but this global company -- with almost 80% of its revenues coming from overseas -- should do well as worldwide economies pick up steam.

OUTLOOK

In the short term, uncertainty and fear are likely to drive more volatility in the market. We believe the important thing right now is to stay calm and sit tight. After the market's prolonged downturn, there are real values emerging, the likes of which we haven't seen since 1973--74, when there was a very weak economy, high interest rates and gas lines -- a scenario far different from today's. With its focus on dividend performers, the Fund owns great companies that are now very attractively priced. While we don't know when the market will turn, we do know that historically, stock prices have followed earnings. So we remain optimistic that stock prices will eventually move higher, once investor confidence is restored and earnings rebound.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.


A LOOK AT
PERFORMANCE

For the period ended 6-30-02

Cumulative total returns
Six months                     -12.60%
One year                       -12.47%
Five years                      12.10%
Since inception (8-29-96)       38.87%

Average annual total returns
One year                       -12.47%
Five years                       2.31%
Since inception (8-29-96)        5.79%

Yield
SEC 30-day yield                 1.28%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

The chart to the left shows how much a
$10,000 investment in the John Hancock
V.A. Sovereign Investors Fund would be
worth, assuming all distributions were
reinvested for the period indicated. For comparison, we've shown the same
$10,000 investment in the Standard &
Poor's 500 Index-- an unmanaged index
that includes 500 widely traded common
stocks and is often used as a measure of stock market performance. It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Sovereign Investors Fund 8-29-96 - 6-30-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Standard & Poor's 500 Index and is equal to $16,522 as of June 30, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Sovereign Investors Fund on August 29, 1996 and is equal to $13,887 as of June 30, 2002.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 6-30-02 UNAUDITED

SHARES  ISSUER                                                                                                 VALUE
COMMON STOCKS 93.66%                                                                                     $48,989,981
(Cost $48,816,955)

Banks -- United States 15.02%                                                                             $7,857,509
29,000  Bank of America Corp.                                                                              2,040,440
25,000  Bank of New York Co., Inc. (The)                                                                     843,750
48,225  Citigroup, Inc.                                                                                    1,868,719
19,000  FleetBoston Financial Corp.                                                                          614,650
10,000  J.P. Morgan Chase & Co.                                                                              339,200
12,000  Mellon Financial Corp.                                                                               377,160
10,000  State Street Corp.                                                                                   447,000
26,500  Wells Fargo & Co.                                                                                  1,326,590


Beverages 1.57%                                                                                              819,400
17,000  PepsiCo, Inc.                                                                                        819,400

Chemicals 7.32%                                                                                            3,826,525
24,500  Air Products & Chemicals, Inc.                                                                     1,236,515
15,000  PPG Industries, Inc.                                                                                 928,500
 5,000  Praxair, Inc.                                                                                        284,850
34,000  Rohm & Haas Co.                                                                                    1,376,660


Computers 7.23%                                                                                            3,779,400
 8,000  Automatic Data Processing, Inc.                                                                      348,400
66,000  Cisco Systems, Inc.*                                                                                 920,700
 7,000  Electronic Data Systems Corp.                                                                        260,050
 5,000  Hewlett-Packard Co.                                                                                   76,400
20,000  International Business Machines Corp.                                                              1,440,000
12,500  Microsoft Corp.*                                                                                     683,750
10,000  Sun Microsystems, Inc.*                                                                               50,100


Cosmetics & Personal Care 2.00%                                                                            1,044,800
20,000  Avon Products, Inc.                                                                                1,044,800

Diversified Operations 8.62%                                                                               4,509,815
 3,500  3M Co.                                                                                               430,500
19,537  Emerson Electric Co.                                                                               1,045,425
43,800  General Electric Co.                                                                               1,272,390
50,000  Honeywell International, Inc.                                                                      1,761,500

Electronics 2.10%                                                                                          1,096,200
60,000  Intel Corp.                                                                                        1,096,200

Finance 2.08%                                                                                              1,090,040
 7,000  American Express Co.                                                                                 254,240
10,000  Merrill Lynch & Co., Inc.                                                                            405,000
10,000  Morgan Stanley Dean Witter & Co.                                                                     430,800

Food 1.29%                                                                                                   673,013
16,435  Kraft Foods, Inc. (Class A)                                                                          673,013

Insurance 5.07%                                                                                            2,652,809
36,800  AFLAC, Inc.                                                                                        1,177,600
17,093  American International Group, Inc.                                                                 1,166,255
17,455  Travelers Property Casualty Corp. (Class A)*                                                         308,954

Media 1.25%                                                                                                  656,700
11,000  McGraw-Hill Cos., Inc. (The)                                                                         656,700

Medical 12.64%                                                                                             6,610,410
21,000  Abbott Laboratories                                                                                  790,650
28,200  Baxter International, Inc.                                                                         1,253,490
10,000  Cardinal Health, Inc.                                                                                614,100
32,000  Johnson & Johnson                                                                                  1,672,320
10,000  Medtronic, Inc.                                                                                      428,500
19,250  Pfizer, Inc.                                                                                         673,750
23,000  Wyeth                                                                                              1,177,600

Mortgage Banking 4.57%                                                                                     2,393,000
20,000  Fannie Mae                                                                                         1,475,000
15,000  Freddie Mac                                                                                          918,000

Office 0.72%                                                                                                 376,500
 6,000  Avery Dennison Corp.                                                                                 376,500

Oil & Gas 7.98%                                                                                            4,173,469
 5,000  BP Plc American Depositary Receipts
       (United Kingdom)                                                                                      252,450
14,000  ChevronTexaco Corp.                                                                                1,239,000
40,000  Conoco, Inc.                                                                                       1,112,000
38,368  Exxon Mobil Corp.                                                                                  1,570,019

Retail 3.79%                                                                                               1,980,200
17,000  Lowe's Cos., Inc.                                                                                    771,800
15,000  SYSCO Corp.                                                                                          408,300
21,000  Target Corp.                                                                                         800,100

Soap & Cleaning Preparations 2.80%                                                                         1,466,600
 7,000  Colgate-Palmolive Co.                                                                                350,350
12,500  Procter & Gamble Co. (The)                                                                         1,116,250

Telecommunications 2.53%                                                                                   1,324,950
33,000  Verizon Communications, Inc.                                                                       1,324,950

Tobacco 2.09%                                                                                              1,092,000
25,000  Philip Morris Cos., Inc.                                                                           1,092,000

Utilities 2.99%                                                                                            1,566,641
10,000  BellSouth Corp.                                                                                      315,000
17,000  Duke Energy Corp.                                                                                    528,700
23,703  SBC Communications, Inc.                                                                             722,941

ISSUER, DESCRIPTION,                                               INTEREST    CREDIT     PAR VALUE
MATURITY DATE                                                      RATE        RATING**  (000s OMITTED)
U.S. GOVERNMENT AND AGENCIES SECURITIES 3.85%                                                             $2,013,040
(Cost $2,002,031)

Government -- U.S. 3.85%
United States Treasury,
Note 01-31-04                                                      3.00%       AAA        $2,000           2,013,040

SHORT-TERM INVESTMENTS 3.21%                                                                              $1,677,000
(Cost $1,677,000)

Joint Repurchase Agreement 3.21%
Investment in a joint repurchase
agreement transaction with
Barclays Capital, Inc. -- Dated
06-28-02 due 07-01-02 (Secured
by U.S. Treasury Inflation Indexed
Bonds 3.875% due 04-15-29
and 3.375% due 04-15-32 and,
U.S. Treasury Inflation Indexed
Notes 3.625% thru 3.875%
due 07-15-02 thru 01-15-09)                                        1.92                   1,677             1,677,000

TOTAL INVESTMENTS 100.72%                                                                                 $52,680,021

OTHER ASSETS AND LIABILITIES, NET (0.72%)                                                                   ($379,106)

TOTAL NET ASSETS 100.00%                                                                                  $52,300,915

 * Non-income producing security.

** Credit ratings by Moody's Investors Service or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




Statement of Assets and Liabilities

6-30-02 UNAUDITED

ASSETS
Investments at value (cost $52,495,986)        $52,680,021
Cash                                                   385
Receivable for shares sold                         243,261
Dividends and interest receivable                   67,181
Other assets                                         1,201

Total assets                                    52,992,049

LIABILITIES
Payable for shares repurchased                     617,752
Payable to affiliates                               57,962
Other payables and accrued expenses                 15,420

Total liabilities                                  691,134

NET ASSETS
Capital paid-in                                 60,174,976
Accumulated net realized loss
on investments                                  (8,057,687)
Net unrealized appreciation of investments         184,035
Distributions in excess of
net investment income                                 (409)

Net assets                                     $52,300,915

NET ASSET VALUE PER SHARE
(Based on 4,127,549 shares of
beneficial interest outstanding --
unlimited number of shares authorized
with no par value)                                  $12.67



Statement of Operations

For the period ended 6-30-02 UNAUDITED 1

INVESTMENT INCOME
Dividends                                         $459,947
Interest                                            48,864

Total investment income                            508,811

EXPENSES
Investment management fee                          178,160
Auditing fee                                         8,831
Custodian fee                                        7,366
Accounting and legal services fee                    6,286
Printing                                             2,798
Trustees' fee                                        1,808
Miscellaneous                                        1,197
Legal fee                                              388
Registration and filing fee                              2

Total expenses                                     206,836

Net investment income                              301,975

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                (2,782,798)
Change in unrealized appreciation
(depreciation) of investments                   (5,289,415)

Net realized and unrealized loss                (8,072,213)

Decrease in net assets from operations         ($7,770,238)

1 Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.



Statement of Changes in Net Assets
                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  12-31-01          6-30-02 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $1,021,555         $301,975

Net realized loss                               (3,019,394)      (2,782,798)
Change in net unrealized appreciation
(depreciation)                                  (1,296,552)      (5,289,415)

Decrease in net assets resulting
from operations                                 (3,294,391)      (7,770,238)

Distributions to shareholders
From net investment income                      (1,041,147)        (301,885)
                                                (1,041,147)        (301,885)

From fund share transactions                    13,462,214       (4,081,736)

NET ASSETS
Beginning of period                             55,328,098       64,454,774

End of period 2                                $64,454,774      $52,300,915

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

2 Includes distributions in excess of net investment income of $499 and $409, respectively.



Financial Highlights
                                                      12-31-97    12-31-98    12-31-99    12-31-00    12-31-01     6-30-02 1
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.74      $13.59      $15.61      $15.96      $15.69      $14.57
Net investment income 2                                   0.22        0.27        0.24        0.21        0.24        0.07
Net realized and unrealized gain (loss)
on investments                                            2.82        2.00        0.35       (0.27)      (1.12)      (1.90)
Total from investment operations                          3.04        2.27        0.59       (0.06)      (0.88)      (1.83)
Less distributions
From net investment income                               (0.18)      (0.25)      (0.24)      (0.21)      (0.24)      (0.07)
From net realized gain                                   (0.01)         --          --          --          --          --
Tax return of capital                                       --          --          -- 3        --          --          --
                                                         (0.19)      (0.25)      (0.24)      (0.21)      (0.24)      (0.07)
Net asset value, end of period                          $13.59      $15.61      $15.96      $15.69      $14.57      $12.67
Total return 4 (%)                                       28.43 5     16.88        3.84       (0.33)      (5.56)    (12.60) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12         $34         $50         $55         $64         $52
Ratio of expenses to average net assets %                 0.85        0.74        0.70        0.72        0.70        0.70 7
Ratio of adjusted expenses to average net assets 8        1.16          --          --          --          --          --
Ratio of net investment income
to average net assets %                                   1.81        1.88        1.57        1.37        1.63        1.02 7
Portfolio turnover %                                        11          19          26          46          77          21

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
2 Based on the average of the shares outstanding.
3 Less than $0.01 per share.
4 Assumes dividend reinvestment.
5 Total return would have been lower had certain expenses not been reduced during the period shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during the period shown.

See notes to financial statements.




NOTES TO
FINANCIAL STATEMENTS

UNAUDITED

NOTE A
Accounting policies

John Hancock V. A. Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Declaration Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on June 30, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,619,506 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: December 31, 2006 -- $157,877, December 31, 2007 -- $101,159, December 31, 2008 -- $1,206,695
and December 31, 2009 -- $3,153,775.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. During the period ended June 30, 2002, the tax character of distributions paid was as follows: ordinary income $301,885. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01        PERIOD ENDED 6-30-02 1
                             SHARES          AMOUNT       SHARES         AMOUNT
Shares sold               1,610,786     $23,800,498       52,278       $715,175
Distributions reinvested     73,840       1,041,147       21,749        301,885
Repurchased                (788,014)    (11,379,431)    (368,763)    (5,098,796)

NET INCREASE (DECREASE)     896,612     $13,462,214     (294,736)   ($4,081,736)

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002 aggregated $9,621,168 and $14,207,444, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $52,660,122. Gross unrealized appreciation and depreciation of investments aggregated $5,750,053 and $5,730,154, respectively, resulting in net unrealized appreciation of $19,899. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.



JOHN HANCOCK FUNDS

DECLARATION TRUST

SEMIANNUAL

REPORT


[LOGO] John Hancock

[Rings]

World Wide Sponsor


John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the John Hancock V.A. Sovereign Investors Fund.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

815SA     6/02
          8/02






SEMI
ANNUAL
REPORT

John Hancock

V.A. Strategic Income Fund

A series of John Hancock Declaration Trust

6.30.02

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo at bottom left center of page. A tag line below reads "JOHN HANCOCK FUNDS."]



FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell*
Maureen R. Ford
Gail D. Fosler*
William F. Glavin
Dr. John A. Moore*
Patti McGill Peterson
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

INSURANCE PRODUCTS ISSUER
John Hancock Life Insurance
Company, John Hancock Variable
Life Insurance Company*
200 Clarendon Street
Boston, Massachusetts 02117
*Not licensed in New York

FUND DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet
www.jhancock.com

By regular mail
John Hancock Signature Services, Inc.
529 Main Street
Charlestown, Massachusetts 02129

Customer service representatives
1-800-225-5291

24-hour automated information
1-800-338-8080



WELCOME

[A photo of Maureen R. Ford, Chairman and CEO, flush right next to first paragraph.]

Dear Shareholders,

The first half of 2002 has been an extremely difficult period for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly. In the first six months of 2002, the broad Standard & Poor's 500 Index is down 13%, the Dow Jones Industrial Average is off 7% and the technology-laden Nasdaq Composite Index has fallen 25%. Investors in equity mutual funds have been unable to escape the market's descent, as 89% of all U.S. diversified equity funds have produced negative results in the first six months of 2002, according to Lipper, Inc., and the average equity fund has lost 11.67%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer


Table of contents

Managers' Report
page 4

A Look at Performance
page 5

Growth of $10,000
page 5

Fund's Investments
page 6

Financial Statements
page 11



BY FREDERICK L. CAVANAUGH, JR., AND DANIEL S. JANIS, III, PORTFOLIO MANAGERS

John Hancock V.A. Strategic Income Fund

MANAGERS'
REPORT

[Photos of Fred Cavanaugh and Dan Janis.]

Changing expectations about inflation, interest rates and the health of the economy had an uneven effect on various types of bonds during the six-month period ended June 30, 2002. In January and February, high-yield corporate securities enjoyed a short-term rebound, as hopes for an economic recovery fueled a rise in demand. Strong demand continued throughout the spring, although increased supply muted the high-yield market's progress, as one-time investment-grade companies -- such as WorldCom, Qwest and others -- were downgraded to high-yield credit ratings. Conditions worsened as growing concerns about corporate accounting practices and corporate governance issues weighed heavily on stocks and corporate bonds alike.

U.S. Treasury bonds spent the period rotating in and out of investors' favor, but wound up producing strong returns overall, as concerns grew about the economic rebound and corporate accounting practices, fueling strong demand for safe-haven Treasuries.

As a group, high-quality foreign government bonds performed well, as investors increasingly sought out higher-quality alternatives to global stocks. High-yielding bonds issued by emerging-market governments posted strong returns during the year, buoyed by stronger demand from yield-hungry investors who recognized improving financial conditions in many developing nations. That said, June proved difficult for emerging-market bonds when Brazil was hit by continued worries about the country's fiscal and political outlook.

FUND PERFORMANCE

For the six months ended June 30, 2002, John Hancock V.A. Strategic Income Fund had a total return of 1.82% at net asset value. This compared with the 2.41% return of the average variable annuity general bond fund, which has a greater emphasis on investment-grade bonds.

Among our best performing holdings during the past six months were U.S. Treasury securities. But because the U.S. dollar showed some signs of weakness, as foreign investors responded to anemic economic conditions by taking some of their investments out of America, we also added to our foreign government holdings. In particular, we purchased non-U.S. dollar denominated holdings in foreign government bonds in Canada, Norway and some emerging markets. In choosing non-U.S. dollar investments, we selected those that could benefit from favorable currency trends as well as favorable bond fundamentals.

[Table at bottom right hand column entitled "Top five industry groups." The first listing is Foreign governments 41%, the second is U.S.
government 25%, the third Leisure 6%, the fourth Oil & gas 5% and the fifth Media 4%. A note below the table reads "As a percentage of net assets on 6-30-02."]

Our relatively large weighting in emerging-market government bonds was a plus for performance. Our holdings in Russian government bonds benefited from the rising price of oil, that country's major export. And despite ongoing problems in Argentina, which we did not own during the period, our holdings in other Latin American countries, including Mexico, Colombia, Panama and Venezuela, performed quite well in the first five months of the year, thanks to improving economic fiscal conditions in those countries. However, concern over Brazil's political and economic challenges spilled over into other emerging markets, prompting us to reduce our holdings in Latin American bonds.

HIGH-YIELD WINNERS AND LOSERS

Our approach to security selection helped the high-yield portion of the Fund. In choosing individual securities, we use bottom-up research to identify securities that we believe are comparatively undervalued and whose issuers are in reasonable financial shape. Taking this bond-by-bond approach to investing helped us avoid some pitfalls.

One of our best performers during the period was moving company North American Van Lines, which benefited from significantly improved operating performance and the ongoing boom in housing. Cable company Fox Family Worldwide also posted strong returns, due to the company's ability to continue to post strong subscriber growth and decent advertising revenues. Our holdings in Polish cellular company PTC
Telecom performed well when that company received a credit rating upgrade.

Some of our telecommunications holdings proved to be our biggest disappointments, most notably MetroNet, which slumped due to continued weakness in the telecommunications sector. We were also disappointed with satellite television re-seller Pegasus Communications, which was hurt by its pending litigation with Direct TV.

OUTLOOK

In our view, high-yield bonds are likely to face some ongoing, near-term challenges including a rather lackluster economic recovery, periodic struggles with increased supply and a general lack of liquidity in the market. That said, once economic conditions improve, liquidity could return to the high-yield market, which is priced quite attractively at present. As for U.S. Treasuries, we plan to maintain a cautious approach, given our concerns about further weakening of the dollar.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.


A LOOK AT
PERFORMANCE

For the period ended 6-30-02

Cumulative total returns
Six months                       1.82%
One year                         4.53%
Five years                      25.38%
Since inception (8-29-96)       41.22%

Average annual total returns
One year                         4.53%
Five years                       4.63%
Since inception (8-29-96)        6.09%

Yield
SEC 30-Day Yield                 6.96%

Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested. Performance figures reflect the effect of investment-related charges on the underlying funds, but do not include insurance and other charges levied at the separate account level.

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.


GROWTH OF
$10,000

The chart to the left shows how much a
$10,000 investment in the John Hancock
V.A. Strategic Income Fund would be
worth, assuming all distributions were
reinvested for the period indicated. For comparison, we've shown the same
$10,000 investment in four indexes:

Lehman Brothers Government/Credit Bond
Index, an index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds

The Merrill Lynch Government Master
Index, an index of fixed-rate U.S. Treasury and agency securities

The Merrill Lynch High Yield Master II
Index, an index of Yankee and high yield bonds

Salomon Smith Barney World Government
Bond Index, an index of bonds issued by
governments in the U.S., Europe and Asia

It is not possible to invest in an index.

Line chart with the heading John Hancock V.A. Strategic Income Fund 8-29-96 - 6-30-02, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are five lines. The first line represents the Merrill Lynch Government Master Index and is equal to $15,503 as of June 30, 2002. The second line represents the Lehman Brothers Government/Credit Bond Index and is equal to $15,455 as of June 30, 2002. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock V.A. Strategic Income Fund on August 29, 1996 and is equal to $14,124 as of June 30, 2002. The fourth line represents the Salomon Smith Barney World Government Bond Index and is equal to $12,567 as of June 30, 2002. The fifth line represents the Merrill Lynch High Yield Master II Index and is equal to $11,905 as of June 30, 2002.

For future reports the Adviser has chosen to remove the Lehman Brothers Government/Credit Bond Index and will use the remaining indexes, which more closely represent the investment strategy of the Fund.



FINANCIAL
STATEMENTS

Fund's Investments
Securities owned by the Fund on 6-30-02 UNAUDITED

ISSUER, DESCRIPTION,                                               INTEREST   CREDIT       PAR VALUE
MATURITY DATE                                                          RATE   RATING*  (000s OMITTED)           VALUE
BONDS 91.86%                                                                                              $65,676,666
(Cost $67,806,856)

Advertising 0.16%                                                                                            $114,952
Go Outdoor Systems Holding S.A.,
  Sr Sub Note (France)
  07-15-09 (E)                                                       10.500%     B-              $100         114,952

Agricultural Operations 0.00%                                                                                   3,551
Iowa Select Farms L.P./ ISF Finance, Inc.
  Jr Sec Sub Note, Payment-in-kind,
  12-01-06 (R)                                                       10.750      Ca                 5           3,551

Automobiles/Trucks 0.67%                                                                                      475,969
Dura Operating Corp.,
  Sr Note 04-15-12 (R)                                                8.625      B+               300         301,500
J.B. Poindexter & Co., Inc.,
  Sr Note 05-15-04                                                   12.500      B-                25          23,719
United Auto Group, Inc.,
  Sr Sub Note 03-15-12 (R)                                            9.625      B                150         150,750

Banks -- United States 0.30%                                                                                  215,478
Colonial Bank,
  Sub Note 06-01-11                                                   9.375      BBB-             200         215,478

Building 0.46%                                                                                                328,335
Amatek Industries Property Ltd.,
  Sr Sub Note (Australia)
  02-15-08                                                           12.000      B                 25          25,250
Celulosa Arauco y Constitucion S.A.,
  Bond (Chile) 09-13-11                                               7.750      BBB+             300         303,085

Chemicals 0.32%                                                                                               227,238
American Pacific Corp.,
  Sr Note 03-01-05                                                    9.250      BB-               30          30,488
Huntsman ICI Holdings LLC,
  Sr Disc Note 12-31-09                                                Zero      B+                75          18,000
Trikem S.A.,
  Bond (Brazil) 07-24-07 (R)                                         10.625      B+               325         178,750

Consumer Products -- Misc. 0.01%                                                                                5,000
Diamond Brands Operating Corp.,
  Sr Sub Note 04-15-08 (B)                                           10.125      D                100           5,000

Containers 1.02%                                                                                              728,635
Kappa Beheer B.V.,
  Gtd Sr Sub Note (Netherlands)
  07-15-09 (E) (R)                                                   10.625      B                150         161,910
  Sr Sub Bond (Netherlands)
  07-15-09                                                           10.625      B                 75          81,750
Owens-Brockway Glass
  Container, Inc.,
  Sr Sec Note 02-15-09 (R)                                            8.875      BB               280         280,000
Riverwood International Corp.,
  Gtd Sr Sub Note 04-01-08                                           10.875      CCC+              70          72,975
Vicap S.A. de C.V.,
  Gtd Sr Note (Mexico) 05-15-07                                      11.375      B+               150         132,000

Cosmetics & Personal Care 0.01%                                                                                 7,500
Global Health Sciences, Inc.,
  Gtd Sr Note 05-01-08 (B)                                           11.000      D                 75           7,500

Electronics 0.15%                                                                                             104,000
UCAR Finance, Inc.,
  Gtd Sr Note 02-15-12 (R)                                           10.250      B                100         104,000

Energy 1.39%                                                                                                  997,081
AEI Holding Co., Inc./AEI
  Resource Holding, Inc.,
  Tranche Loan 12-31-03                                                Zero      CCC+             198         231,085
  Tranche Loan 09-30-05                                                Zero      CCC+             219         255,873
  Tranche Loan 09-30-05                                                Zero      CCC+             323         378,123
Great Lakes Acquisition Corp.,
  Sr Disc Deb, Step Coupon
  (13.125%, 05-15-03)
  05-15-09 (A)                                                         Zero      B-               200          90,000
Great Lakes Carbon Corp.,
  Gtd Sr Sub Note 05-15-08                                           10.250      B-                56          42,000

Finance 0.01%                                                                                                   4,800
Finova Group, Inc.,
  Note 11-15-09                                                       7.500      B2                15           4,800

Food 0.33%                                                                                                    237,676
Dean Foods Co.,
  Sr Note 08-01-07                                                    8.150      BB-              200         204,076
RAB Holdings, Inc.,
  Sr Note 05-01-08 (R)                                               13.000      Ca               120          33,600

Government -- Foreign 40.95%                                                                               29,275,897
Bonos Y Oblig Del Estado,
  Bond (Spain) 07-30-04 (E)                                           4.500      AA+              500         498,469
  Bond (Spain) 10-31-11 (E)                                           5.350      AA+              970         974,023
Brazil, Federative Republic of,
  Bond (Brazil) 04-02-09 (E)                                         11.500      B+               240         139,838
Buoni Poliennali Del Tes,
  Bond (Italy) 08-01-11 (E)                                           5.250      AA               695         694,794
Canada, Government of,
  Bond (Canada) 12-01-02 #                                            6.000      AA+              275         183,056
  Bond (Canada) 09-01-05 #                                            6.000      AAA            1,000         686,824
  Bond (Canada) 12-01-05 #                                            8.750      AAA            1,900       1,418,135
  Bond (Canada) 12-01-06 #                                            7.000      AAA            2,300       1,651,746
  Bond (Canada) 06-01-08 #                                            6.000      AAA              500         344,158
  Bond (Canada) 06-01-09 #                                            5.500      AAA            2,500       1,669,045
  Bond (Canada) 06-01-10 #                                            5.500      AA+            1,675       1,111,872
  Bond (Canada) 06-01-11 #                                            6.000      AAA            1,050         717,996
  Bond (Canada) 06-01-29 #                                            5.750      AA+            3,425       2,233,940
Chile, Republic of,
  Note (Chile) 01-11-12                                               7.125      A-               600         606,379
Colombia, Republic of,
  Note (Colombia) 01-31-08 (E)                                       11.375      BB               350         336,399
  Note (Colombia) 04-09-11                                            9.750      BBB              726         744,502
Germany, Federal Republic of,
  Bond (Germany) 01-04-12 (E)                                         5.000      Aaa              750         743,852
Mexican, United States,
  Bond (Mexico) 02-17-09                                             10.375      BBB-             200         229,200
  Note (Mexico) 01-14-11                                              8.375      BB+              800         830,000
  Note (Mexico) 08-15-31                                              8.300      BBB+             300         292,050
New Zealand, Government of,
  Bond (New Zealand) 11-15-06 #                                       8.000      AAA            3,450       1,774,177
  Bond (New Zealand) 11-15-11 #                                       6.000      AAA            2,525       1,171,294
Norway, Government of,
  Bond (Norway) 10-31-02 #                                            9.500      AAA           23,725       3,182,703
Panama, Republic of,
  Bond (Panama) 02-08-11                                              9.625      BB               700         679,000
Philippines, Republic of,
  Bond (Philippine Islands)
  01-18-17                                                            9.375      BB+              400         408,000
  Note (Philippine Islands)
  03-12-09                                                            8.375      BB+              225         224,156
Russia, Federation of,
  Unsub Note (Russia) 06-26-07                                       10.000      B+             1,715       1,817,042
  Unsub Note (Russia) 03-31-10                                        8.250      B                725         713,037
  Unsub Note (Russia) 07-24-18                                       11.000      B+               850         919,615
  Unsub Note (Russia) 06-24-28                                       12.750      B                600         720,030
Sweden, Government of,
  Bond (Sweden) 05-05-03 #                                           10.250      AAA            3,500         397,748
  Bond (Sweden) 01-15-04 #                                            5.000      AAA            3,700         403,202
Uruguay, Republic of,
  Note (Uruguay) 09-26-05 (E)                                         7.000      BB-              400         268,615
  Note (Uruguay) 03-25-09                                             7.875      BB-              200         114,000
  Note (Uruguay) 01-20-12                                             7.625      BB-              100          57,000
Venezuela, Republic of,
  Bond (Venezuela) 09-15-27                                           9.250      B                500         320,000

Government -- U.S. 24.86%                                                                                  17,776,779
United States Treasury,
  Bond 11-15-02                                                      11.625      AAA            1,000       1,037,294
  Bond 08-15-05                                                       6.500      AAA              400         435,624
  Bond 08-15-05                                                      10.750      AAA              400         485,152
  Bond 02-15-16                                                       9.250      AAA              615         845,164
  Bond 08-15-19                                                       8.125      AAA            3,590       4,598,395
  Bond 08-15-23                                                       6.250      AAA            2,100       2,249,982
  Bond 11-15-28                                                       5.250      AAA            1,300       1,222,273
  Note 08-15-04                                                       7.250      AAA            2,240       2,436,336
  Note 05-15-05                                                       6.500      AAA            1,300       1,411,215
  Note 08-15-07                                                       6.125      AAA              940       1,024,544
  Note 02-15-11                                                       5.000      AAA            1,000       1,016,920
  Note 08-15-11                                                       5.000      AAA            1,000       1,013,880

Leisure 5.53%                                                                                               3,951,844
Chumash Casino & Resort,
  Sr Note 07-15-10 (R)                                                9.000      BB-              200         202,000
Coast Hotels and Casinos, Inc.,
  Sr Sub Deb 04-01-09                                                 9.500      B                300         315,750
Fitzgeralds Gaming Corp.,
  Gtd Sr Sec Note Ser B
  12-15-04 (B)                                                       12.250      D                 50           3,500
HMH Properties, Inc.,
  Sr Note Ser B 08-01-08                                              7.875      BB-              100          95,500
Hockey Co. (The)/Sport Maska, Inc.,
  Unit (Sr Sec Note & Sr Sec Note)
  (Canada) 04-15-09 (R)                                              11.250      B                300         300,000
Isle of Capri Casinos, Inc.,
  Sr Sub Note 03-15-12 (R)                                            9.000      B                300         303,000
Jacobs Entertainment, Inc.,
  Sr Sec Note 02-01-09 (R)                                           11.875      B                300         307,500
Jupiters Ltd.,
  Sr Note (Australia) 03-01-06                                        8.500      BB+              150         153,000
Majestic Investor Holding LLC/
  Majestic Investor Capital Co.,
  Gtd Sr Sec Note 11-30-07 (R)                                       11.653      B                300         284,625
Mandalay Resort Group,
  Sr Sub Note 02-15-10                                                9.375      BB-              100         103,500
Mohegan Tribal Gaming Authority,
  Sr Sub Note 04-01-12 (R)                                            8.000      BB-              400         401,500
Penn National Gaming, Inc.,
  Sr Sub Note 03-01-08                                               11.125      B-               225         242,719
Six Flags, Inc.,
  Sr Note 02-01-10                                                    8.875      B                100          99,500
Station Casinos, Inc.,
  Sr Note 02-15-08                                                    8.375      BB-              200         204,500
Sun International Hotels Ltd.,
  Gtd Sr Sub Note (Bahamas)
  12-15-07                                                            8.625      B+                55          56,237
  Gtd Sr Sub Note (Bahamas)
  08-15-11                                                            8.875      B+               110         112,338
  Sr Sub Note (Bahamas)
  08-15-11 (R)                                                        8.875      B+                90          92,025
Waterford Gaming LLC,
  Sr Note 03-15-10 (R)                                                9.500      B+               455         468,650
Wheeling Island Gaming, Inc.,
  Sr Note 12-15-09                                                   10.125      B+               200         206,000

Linen Supply and Related 0.32%                                                                                228,375
Coinmach Corp.,
  Sr Note 02-01-10 (R)                                                9.000      B                225         228,375

Machinery 0.01%                                                                                                 7,500
Glasstech, Inc.,
  Sr Note Ser B 07-01-04                                             12.750      D                 25           7,500

Media 3.83%                                                                                                 2,737,320
Antenna TV S.A.,
  Sr Note (Greece) 07-01-08 (E)                                       9.750      BB-               50          40,984
Callahan Nordrhein-Westfalen
  GmbH, Sr Note (Germany)
  07-15-11 (E)                                                       14.125      B-               320          18,961
Corus Entertainment, Inc.
  Sr Sub Note (Canada) 03-01-12                                       8.750      B+               160         162,400
Fox Family Worldwide, Inc.,
  Sr Disc Note, Step Coupon
  (10.25%, 11-15-02)
  11-01-07 (A)                                                         Zero      A-               400         420,000
Garden State Newspapers, Inc.,
  Sr Sub Note Ser B 10-01-09                                          8.750      B+               200         197,500
  Sr Sub Note 07-01-11                                                8.625      B+               200         201,500
Grupo Televisa S.A.,
  Bond (Mexico) 03-11-32 (R)                                          8.500      BBB-             300         258,000
  Note (Mexico) 09-13-11                                              8.000      BBB-             300         282,000
Innova S. de R.L.,
  Sr Note (Mexico) 04-01-07                                          12.875      B-               600         468,000
Pegasus Communications Corp.,
  Sr Note Ser B 08-01-07                                             12.500      CCC+             435         241,425
Sinclair Broadcast Group,
  Gtd Sr Sub Note 03-15-12                                            8.000      B                375         371,250
  Sr Sub Note 12-15-11                                                8.750      B                 50          50,000
Sirius Satellite Radio, Inc.,
  Sr Disc Note, Step Coupon
  (15.00%, 12-01-02)
  12-01-07 (A)                                                         Zero      CCC+             110          25,300

Medical 0.66%                                                                                                 474,000
Advanced Medical Optics, Inc.,
  Sr Sub Note 07-15-10 (R)                                            9.250      B                300         295,500
Select Medical Corp.,
  Sr Sub Note 06-15-09                                                9.500      B                175         178,500

Metal 0.11%                                                                                                    77,875
Freeport-McMoRan Copper &
  Gold, Inc.,
  Sr Note 11-15-06                                                    7.500      B-                75          67,875
Golden Northwest Aluminum, Inc.,
  1st Mtg Note 12-15-06                                              12.000      CC                25          10,000

Oil & Gas 4.70%                                                                                             3,363,179
Chesapeake Energy Corp.,
  Sr Note 04-01-11                                                    8.125      B+               300         292,500
Comstock Resources, Inc.,
  Gtd Sr Note 05-01-07                                               11.250      B-               175         180,687
  Sr Note 05-01-07 (R)                                               11.250      B-               175         181,562
Giant Industries, Inc.,
  Sr Sub Note 05-15-12 (R)                                           11.000      B                200         176,000
Key Energy Services, Inc.,
  Sr Sub Note Ser B 01-15-09                                         14.000      B                 68          78,880
Mariner Energy, Inc.,
  Sr Sub Note Ser B 08-01-06                                         10.500      C                 10           9,450
OAO Siberian Oil Co.,
  Bond (Russia) 02-13-07                                             11.500      Ba3              335         335,000
Ocean Rig Norway A.S.,
  Sr Sec Note (Norway) 06-01-08                                      10.250      CCC              255         224,400
Parker Drilling Co.,
  Gtd Sr Note 11-15-09                                               10.125      B+               300         313,500
Pemex Project Funding Master Trust,
  Gtd Note (Mexico) 02-15-08                                          8.500      BB+              400         415,000
  Note (Mexico) 02-01-09 (R)                                          7.875      BBB-             350         349,125
Pennzoil-Quaker State Co.,
  Note 12-01-02                                                       9.400      BB+              250         255,700
Universal Compression, Inc.,
  Sr Disc Note, Step Coupon
  (9.875%, 02-15-03)
  02-15-08 (A)                                                         Zero      B+               100          95,000
Western Oil Sands, Inc.,
  Sr Sec Note (Canada)
  05-01-12 (R)                                                        8.375      BB+              150         150,375
XTO Energy, Inc.,
  Sr Note 04-15-12                                                    7.500      BB               300         306,000

Paper & Paper Products 1.78%                                                                                1,271,525
APP China Group Ltd.,
  Sr Disc Note (Indonesia)
  03-15-10 (B) (R)                                                   14.000      D                250          60,000
APP Finance (VII) Mauritius Ltd.,
  Gtd Note (Indonesia)
  04-30-03 (B) (R)                                                    3.500      D                 10             800
Corporacion Durango S.A. de C.V.,
  Sr Note (Mexico) 08-01-06                                          13.125      B-               631         536,350
Longview Fibre Co.,
  Sr Sub Note 01-15-09 (R)                                           10.000      B+               250         259,375
Stone Container Corp.,
  Sr Note 02-01-11                                                    9.750      B                200         214,000
  Sr Note 07-01-12 (R)                                                8.375      B                200         201,000

Real Estate Operations 0.00%                                                                                        4
Signature Resorts, Inc.,
  Conv Sub Note 01-15-07 (B)                                          5.750      D                 35               4

Retail 0.00%                                                                                                      125
Imperial Home Decor Group, Inc,
  Gtd Sr Sub Note 03-15-08                                           11.000      C                125             125

Steel 0.11%                                                                                                    76,745
Gulf States Steel, Inc. of Alabama,
  1st Mtg Bond 04-15-03 (B)                                          13.500      Caa3             100               0
LTV Corp. (The)
  Gtd Sr Sub Note 11-15-09 (B)                                       11.750      Ca                50               3
Metallurg Holdings, Inc.,
  Sr Disc Note, Step Coupon
  (12.75%, 07-15-03)
  07-15-08 (A)                                                         Zero      CCC+              50          25,000
Metallurg, Inc.,
  Gtd Sr Note Ser B 12-01-07                                         11.000      B-                30          27,900
NSM Steel, Inc./NSM Steel Ltd.,
  Gtd Sr Sub Mtg Note Ser B
  02-01-08 (B) (R)                                                   12.250      D                 75               0
Oregon Steel CF&I,
  Note 03-31-03 (r)                                                   9.500      B                 24          23,842

Telecommunications 2.19%                                                                                    1,564,165
Crown Castle International Corp.,
  Sr Disc Note, Step Coupon
  (10.625%, 11-15-02)
  11-15-07 (A)                                                         Zero      B                 90          59,400
Grupo Iusacell S.A. de C.V.,
  Sr Note (Mexico) 12-01-06                                          14.250      B+               300         228,000
Ionica PLC,
  Sr Disc Note, Step Coupon
  (15.00%, 05-01-02)
  (United Kingdom) 05-01-07 (A)                                        Zero      Ca               200               0
Loral CyberStar, Inc.,
  Gtd Sr Note 07-15-06                                               10.000      B                 75          51,000
McCaw International Ltd.,
  Sr Disc Note, Step Coupon
  (13.00%, 04-15-02)
  04-15-07 (A)                                                         Zero      D                500          20,000
MetroNet Communications Corp.,
  Sr Disc Note, Step Coupon
  (10.75%, 11-01-02)
  (Canada) 11-01-07 (A)                                                Zero      CC               200          18,250
  Sr Note (Canada) 08-15-07                                          12.000      CC                50           5,000
Nextel International, Inc.,
  Sr Note 08-01-10                                                   12.750      D                100           4,000
Nextel Partners, Inc.,
  Sr Disc Note, Step Coupon
  (14.00%, 02-01-04)
  02-01-09 (A)                                                         Zero      CCC+             405         137,700
ONO Finance Plc,
  Sr Sub Note (United Kingdom)
  05-01-09 (E)                                                       13.000      CCC+             100          35,552
  Sr Note (United Kingdom)
  07-15-10 (E)                                                       14.000      CCC+             250          91,349
PanAmSat Corp.,
  Gtd Sr Note 02-01-12 (R)                                            8.500      B                300         285,000
Pronet Inc.,
  Sr Sub Note 06-15-05                                               11.875      D                280              28
PTC International Finance B.V.,
  Gtd Sr Sub Disc Note, Step
  Coupon (10.75%, 07-01-02)
  (Netherlands) 07-01-07 (A)                                          Zero       B+               200         204,000
PTC International Finance II S.A.,
  Sr Sub Note (Luxembourg)
  12-01-09 (E)                                                       11.250      B+               125         130,234
TeleCorp PCS, Inc.,
  Sr Sub Disc Note, Step Coupon
  (11.625%, 04-15-04)
  04-15-09 (A)                                                         Zero      BBB              118          89,680
Tritel PCS, Inc.,
  Sr Sub Disc Note, Step Coupon
  (12.75%, 05-15-04)
  05-15-09 (A)                                                         Zero      BBB               52          40,820
Versatel Telecom International NV,
  Sr Note (Netherlands) 05-15-08                                     13.250      D                100          31,500
  Sr Note Ser EU (Netherlands)
  07-15-09 (E)                                                       11.875      D                100          27,652
VoiceStream Wireless Corp.,
  Sr Note 09-15-09                                                   11.500      BBB+             100         105,000

Textile 0.05%                                                                                                  37,500
Coyne International Enterprises
  Corp., Sr Sub Note 06-01-08                                        11.250      Caa1              75          37,500
Steel Heddle Group, Inc.,
  Sr Disc Deb, Step Coupon
  (13.75%, 06-01-03)
  06-01-09 (A) (B)                                                     Zero      Caa2             200               0
Steel Heddle Manufacturing Co.,
  Gtd Sr Sub Note Ser B
  06-01-08 (B)                                                       10.625      Caa1              50               0

Transportation 0.90%                                                                                          640,499
Cenargo International Plc,
  1st Mtg Note (United
  Kingdom) 06-15-08                                                   9.750      B+                20          15,000
CHC Helicopter Corp.,
  Sr Sub Note (Canada)
  07-15-07 (E)                                                       11.750      B                130         142,504
Fine Air Services, Inc.,
  Sr Note 06-01-08 (B)                                                9.875      D                210             262
North American Van Lines, Inc.,
  Sr Sub Note 12-01-09 (R)                                           13.375      B-               350         371,000
Pacific & Atlantic Holdings, Inc.,
  Sr Sec Note (Greece)
  12-31-07 (R)                                                       10.500      CC                24           9,733
Petroleum Helicopters, Inc.,
  Gtd Sr Note Ser B 05-01-09                                          9.375      BB-              100         102,000

Utilities 1.02%                                                                                               732,919
AES Corp.,
  Sr Note 06-01-09                                                    9.500      BB-              100          65,000
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                                 11.750      BB+              200         202,661
  Deb Ser B 07-23-06                                                 13.250      BB+              150         153,000
Monterrey Power S.A. de C.V.,
  Sr Sec Bond (Mexico)
  11-15-09 (R)                                                        9.625      BBB-             158         165,801
Niagara Mohawk Power Corp.,
  Sec Fac Bond 01-01-18                                               8.770      A                141         146,457

Waste Disposal Service & Equip. 0.01%                                                                          10,200
Waste Systems International, Inc.,
  Gtd Sr Note 01-15-06 (B)                                           11.500      C                 15          10,200

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCK 0.65%                                                                                           $467,274
(Cost $821,661)

Consumer Products -- Misc. 0.03%                                                                               20,550
  3,448  ContinentalAFA Dispensing Co. **                                                                      20,550

Energy 0.15%                                                                                                  105,018
  8,476  Horizon Natural Resources Co. **                                                                     105,018

Food 0.03%                                                                                                     19,675
  1,046  Pathmark Stores, Inc. **                                                                              19,675

Metal 0.25%                                                                                                   181,794
128,600  TVX Gold, Inc. (Canada) # **                                                                         181,794

Oil & Gas 0.18%                                                                                               131,475
  1,872  Chesapeake Energy Corp. **                                                                            13,478
 28,850  Grey Wolf, Inc. **                                                                                   117,997

Retail 0.01%                                                                                                    8,487
    660  SpinCycle, Inc. **                                                                                     8,487

Telecommunications 0.00%                                                                                          227
  2,417  International Wireless Communications
         Holdings, Inc. **                                                                                          0
  2,696  PFB Telecom B.V., Class B (United Kingdom) **                                                              0
  2,383  PFB Telecom B.V., Class B (Germany) # **                                                                 227
    111  Versatel Telecom International N.V., American
         Depositary Receipt (ADR) (Netherlands) **                                                                  0

Waste Disposal Service & Equip. 0.00%                                                                              48
  8,715  Waste Systems International, Inc. (B) **                                                                  48

PREFERRED STOCKS AND WARRANTS 0.16%                                                                           115,775
(Cost $435,725)

Manufacturing 0.00%                                                                                               106
    212  HF Holdings, Inc., Warrant **                                                                            106

Media 0.00%                                                                                                         1
     50  ONO Finance Plc, Warrant (United Kingdom) (E) (R) **                                                       0
    100  ONO Finance Plc, Warrant (United Kingdom) (R) **                                                           1

Oil & Gas 0.00%                                                                                                    13
     15  Chesapeake Energy Corp., Warrant **                                                                       13
  1,361  Chesapeake Energy Corp., Warrant **                                                                        0

Paper & Paper Products 0.12%                                                                                   83,028
    250  Asia Pulp & Paper Co. Ltd., Warrant (R) **                                                                 3
  4,100  Smurfit-Stone Container Corp., 7.00%, Ser A,
         Preferred Stock                                                                                       83,025

Retail 0.00%                                                                                                    3,737
 35,000  Hills Stores Co., Warrant **                                                                               0
    740  Pathmark Stores, Inc., Warrant **                                                                      3,737

Steel 0.00%                                                                                                         1
 63,309  Nakornthai Strip Mill Plc, Warrant (Thailand) (R) **                                                       1

Telecommunications 0.03%                                                                                       22,385
    250  Allegiance Telecom, Inc., Warrant **                                                                       2
    100  Comunicacion Celular S.A., Warrant (Colombia) **                                                           1
    100  Loral Space & Communications Ltd., Warrant **                                                              1
    740  Loral Space & Communications Ltd., Warrant **                                                            925
  2,682  XO Communications, Inc., 14.00%,
         Preferred Stock                                                                                       21,456

Transport 0.01%                                                                                                 6,500
  1,300  Pacific & Atlantic Holdings, Inc., 7.50%,
         Preferred Stock (Greece)                                                                               6,500

Waste Disposal Service & Equip. 0.00%                                                                               4
    160  Waste Systems International, Inc., 8.00%,
         Ser E, Preferred Stock (B) **                                                                              2
    225  Waste Systems International, Inc.,
         Warrant (B) (R) **                                                                                         2

ISSUER, DESCRIPTION,                                                       INTEREST       PAR VALUE
MATURITY DATE                                                              RATE          (000S OMITTED)         VALUE
SHORT-TERM INVESTMENTS 0.51%                                                                                 $362,000
(Cost $362,000)

Joint Repurchase Agreement 0.51%                                                                             $362,000
Investment in a joint repurchase
agreement transaction with
Barclays Capital, Inc. -- Dated
06-28-02 due 07-01-02
(Secured by U.S. Treasury
Inflation Indexed Bonds
3.875% due 04-15-29 and
3.375% due 04-15-32 and
U.S. Treasury Inflation Indexed
Notes 3.625% thru 3.875%
due 07-15-02 thru 01-15-09)                                                1.92%          $362                362,000

TOTAL INVESTMENTS 93.18%                                                                                  $66,621,715

OTHER ASSETS AND LIABILITIES, NET 6.82%                                                                    $4,873,038

TOTAL NET ASSETS 100.00%                                                                                  $71,494,753

  * Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock
    Advisers, LLC where Standard & Poor's ratings are not available.

 ** Non-income producing security.

  # Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer, filed for protection under Federal Bankruptcy Code or is in default on interest payment.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro-denominated.


(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,588,856, or 9.22% of the Fund's net assets, as of June 30, 2002.

(r) Direct placement securities are restricted to resale. They have been valued at fair value by the Trustees after considerations of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities
    Act of 1933 with respect to these restricted securities.

    Additional information on the restricted security is as follows:

                                                                           MARKET
                                                           VALUE AS A      VALUE
                           ACQUISITION     ACQUISITION     % OF FUND'S     AS OF
ISSUER, DESCRIPTION        DATE            COST            NET ASSETS      6-30-02
-----------------------------------------------------------------------------------
Oregon Steel CF&I          05-14-98        $34,696         0.03%           $23,842

  Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S.-dollar-denominated, unless stated
  otherwise.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



PORTFOLIO CONCENTRATION
                                   VALUE
                              AS A PERCENTAGE
COUNTRY DIVERSIFICATION      OF FUND'S NET ASSETS

Australia                          0.25%
Bahamas                            0.36
Brazil                             0.45
Canada                            15.34
Chile                              1.27
Colombia                           1.51
France                             0.16
Germany                            1.07
Greece                             0.08
Indonesia                          0.08
Italy                              0.97
Luxembourg                         0.18
Mexico                             5.85
Netherlands                        0.71
New Zealand                        4.12
Norway                             4.76
Panama                             0.95
Philippine Islands                 0.88
Russia                             6.29
Spain                              2.06
Sweden                             1.12
Thailand                           0.00
United Kingdom                     0.20
United States                     43.46
Uruguay                            0.61
Venezuela                          0.45

Total investments                 93.18%

                                  VALUE
                              AS A PERCENTAGE
QUALITY DISTRIBUTION        OF FUND'S NET ASSETS

AAA                               44.67%
AA                                 7.97
A                                  1.64
BBB                                4.31
BB                                 9.26
B                                 21.19
CCC                                2.45
CC                                 0.11
C                                  0.03
D                                  0.23

Total bonds                       91.86%

See notes to financial statements.



Statement of Assets and Liabilities

6-30-02 UNAUDITED

ASSETS
Investments at value (cost $69,426,242)        $66,621,715
Cash                                                 2,716
Receivable for investments sold                  4,882,664
Receivable for forward foreign currency
exchange contracts                                     189
Dividends and interest receivable                1,575,249
Other assets                                         2,080

Total assets                                    73,084,613

LIABILITIES
Dividends payable                                   43,340
Payable for investments purchased                  859,881
Payable for forward foreign currency
exchange contracts                                 606,843
Payable to affiliates                               74,866
Other payables and accrued expenses                  4,930

Total liabilities                                1,589,860

NET ASSETS
Capital paid-in                                 80,044,753
Accumulated net realized loss
on investments and
foreign currency transactions                   (4,245,912)
Net unrealized depreciation of investments
and translation of assets and liabilities
in foreign currencies                           (3,368,530)
Distributions in excess of
net investment income                             (935,558)

Net assets                                     $71,494,753

NET ASSET VALUE PER SHARE
(Based on 8,436,825 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value)                        $8.47



Statement of Operations

For the period ended 6-30-02 UNAUDITED 1

INVESTMENT INCOME
Interest                                        $2,548,406
Dividends
(net of foreign withholding taxes of $4,385)        52,792

Total investment income                          2,601,198

EXPENSES
Investment management fee                          212,242
Custodian fee                                       26,182
Accounting and legal services fee                    7,489
Auditing fee                                         6,774
Printing                                             2,955
Trustees' fee                                        1,488
Miscellaneous                                        1,232
Legal fee                                              278
Registration and filing fee                              2

Total expenses                                     258,642

Net investment income                            2,342,556

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                     (2,121,421)
Foreign currency transactions                          579
Change in unrealized appreciation
(depreciation) of Investments                    1,525,154
Translation of assets and liabilities
in foreign currencies                             (561,005)

Net realized and unrealized loss                (1,156,693)

Increase in net assets from operations          $1,185,863

1 Semiannual period from 1-1-02 through 6-30-02.

See notes to financial statements.



Statement of Changes in Net Assets

                                                      YEAR           PERIOD
                                                     ENDED            ENDED
                                                  12-31-01          6-30-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $3,568,274       $2,342,556

Net realized loss                               (1,354,183)      (2,120,842)
Change in net unrealized
appreciation (depreciation)                         64,757          964,149

Increase in net assets resulting
from operations                                  2,278,848        1,185,863

Distributions to shareholders
From net investment income                      (3,986,158)      (2,624,017)
                                                (3,986,158)      (2,624,017)

From fund share transactions                    36,129,909        4,038,509

NET ASSETS
Beginning of period                             34,471,799       68,894,398

End of period 2                                $68,894,398      $71,494,753

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
2 Includes distributions in excess of net investment income of $654,097 and $935,558, respectively.



Financial Highlights
                                                      12-31-97    12-31-98    12-31-99    12-31-00  12-31-01 1     6-30-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.30      $10.47      $10.10       $9.77       $8.97       $8.64
Net investment income 3                                   0.91        0.85        0.80        0.83        0.65        0.28
Net realized and unrealized gain (loss)
on investments                                            0.26       (0.35)      (0.33)      (0.71)      (0.26)      (0.14)
Total from investment operations                          1.17        0.50        0.47        0.12        0.39        0.14
Less distributions
From net investment income                               (0.91)      (0.85)      (0.80)      (0.83)      (0.72)      (0.31)
From net realized gain                                   (0.09)      (0.02)         --       (0.09)         --          --
                                                         (1.00)      (0.87)      (0.80)      (0.92)      (0.72)      (0.31)
Net asset value, end of period                          $10.47      $10.10       $9.77       $8.97       $8.64       $8.47
Total return 4 (%)                                       11.77 5      4.92 5      4.82 5      1.40        4.58        1.82 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6         $15         $22         $34         $69         $71
Ratio of expenses to average net assets %                 0.85        0.85        0.85        0.76        0.71        0.73 7
Ratio of adjusted expenses to
average net assets 8 %                                    1.37        0.93        0.87          --          --          --
Ratio of net investment income
to average net assets %                                   8.77        8.19        8.06        8.91        8.00        6.62 7
Portfolio turnover %                                       110          92          53 9        53         101 9        37

1 As required, effective January 1, 2001 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
  Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 8.00%. The effect of this change on per share amounts for the period ended June 30, 2002 was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.20%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
2 Semiannual period from 1-1-02 through 6-30-02. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during the periods shown.
9 Excludes merger activity.

See notes to financial statements.




NOTES TO
FINANCIAL STATEMENTS

UNAUDITED

NOTE A
Accounting policies

John Hancock V. A. Strategic Income Fund (the "Fund") is a diversified series of John Hancock Declaration Trust (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Fund held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Fund in proportion to the voting instructions received.

The investment objective of the Fund is to seek a high level of current income. The Fund has one class of shares with equal rights as to voting, redemption, dividends and liquidation.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on June 30, 2002.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had the following forward foreign currency exchange contracts open on June 30, 2002:

                        PRINCIPAL
                        AMOUNT                        UNREALIZED
                        COVERED BY    EXPIRATION    APPRECIATION
CURRENCY                CONTRACT      MONTH        (DEPRECIATION)
----------------------------------------------------------------
BUY
Euro                      178,995     July 02               $189
New Zealand Dollar      1,015,140     July 02               (562)
                                                           ($373)

SELLS
Euro                      173,911     July 02              ($184)
Euro                      817,000     Aug 02             (72,004)
Pound Sterling            606,000     July 02            (55,582)
Norwegian Krona        25,978,875     Oct 02            (478,511)
                                                       ($606,281)

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $3,403,688 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The Fund's carryforwards expire as follows: December 31, 2006 -- $4,130, December 31, 2007 -- $136,493, December 31, 2008 --$1,506,009
and December 31, 2009 -- $1,757,056.

Availability on $4,130 and $1,050,232 of capital loss carryforwards, which were acquired by the Fund from the mergers of the V.A. World Bond Fund on March 26, 1999 and the V.A. High Yield Bond Fund on December 14, 2001, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the period ended June 30, 2002, the tax character of distributions paid was as follows: ordinary income $2,624,017. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's expenses, excluding the management fee, to 0.25% of the Fund's average daily net assets, at least until April 30, 2003. There was no expense reduction for the period ended June 30, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 12-31-01        PERIOD ENDED 6-30-02 1
                             SHARES          AMOUNT      SHARES          AMOUNT
Shares sold               4,745,566     $41,571,562     946,908      $7,968,026
Issued in reorganization    454,719       3,986,158          --     --
Distributions reinvested    402,919       3,482,022     347,050       2,580,675
Repurchased              (1,475,346)    (12,909,833)   (826,762)     (6,510,192)

NET INCREASE              4,127,858     $36,129,909     467,196      $4,038,509

1 Semiannual period from 1-1-02 through 6-30-02. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2002, aggregated $29,083,783 and $18,636,322, respectively, and purchases and proceeds from sales of obligations of U.S. government aggregated $2,846,453 and $5,677,764, respectively.

The cost of investments owned on June 30, 2002, including short-term investments, for federal income tax purposes was $69,694,011. Gross unrealized appreciation and depreciation of investments aggregated $2,551,311 and $5,623,607, respectively, resulting in net unrealized depreciation of $3,072,296. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales and amortization of premiums and accretion of discounts on debt securities.

NOTE E
Change in accounting principle

Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $230,438 reduction in the cost of investments and a corresponding decrease in net unrealized depreciation of investments, based on securities held as of December 31, 2000.

The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $417,884, increase unrealized depreciation on investments by $47,891 and decrease net realized loss on investments by $465,775.

The effect of this change for the period ended June 30, 2002 was to decrease net investment income by $204,702, decrease unrealized depreciation of investments by $80,935 and decrease net realized loss on investments by $123,767. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE E
Reorganization

On December 5, 2001, the shareholders of John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") approved a plan of reorganization between V.A. High Yield Bond Fund and the Fund providing for the transfer of substantially all of the assets and liabilities of the V.A. High Yield Bond Fund to the Fund in exchange solely for shares of beneficial interest in the Fund. The acquisition was accounted for as a tax-free exchange of 402,919 shares of the Fund for the net assets of V.A. High Yield Bond Fund, which amounted to $3,482,022, including $2,437,674 of unrealized depreciation of investments, after the close of business on December 14, 2001.



JOHN HANCOCK FUNDS

DECLARATION TRUST

SEMIANNUAL

REPORT


[LOGO] John Hancock

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John Hancock Funds, LLC
MEMBER NASD

101 Huntington Avenue
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www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

This report is for the information of the shareholders of the Hancock V.A. Strategic Income Fund.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

823SA     6/02
          8/02






Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

These reports may be used as sales literature when preceded or accompanied by the funds' current prospectus, which details charges, investment objectives and operating policies.

John Hancock Variable Products are issued by John Hancock Life Insurance Company or its subsidiary, John Hancock Variable Life Insurance Company (not licensed in New York), Boston, MA 02117 and are distributed by Signator Investors, Inc., 200 Clarendon Street, John Hancock Place, Boston, MA 02117.

                                                          DECSA  6/02